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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-05460
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Karen Dunn Kelley 11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 8/31
Date of reporting period: 2/29/12

Item 1. Reports to Stockholders.

Investor Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Premier Portfolio
Premier U.S. Government Money Portfolio
Premier Tax-Exempt Portfolio
Semiannual Report to Shareholders ▪ February 29, 2012

2	Fund Data
3	Letters to Shareholders
4	Schedules of Investments
21	Financial Statements
23	Notes to Financial Statements
29	Financial Highlights
30	Fund Expenses
An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
Unless otherwise stated, information presented in this report is as of February 29, 2012, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Data

Investor Class data as of 2/29/12
FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS
	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End

Premier	21 - 44 days	36 days	56 days	$65.3 million

Premier U.S. Government Money	25 - 46 days	41 days	61 days	23.0 million

Premier Tax-Exempt	18 - 26 days	20 days	20 days	11.0 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.
Investor Class shares of each Fund are offered only to certain grandfathered investors. See each Fund’s prospectus for more information.
2 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
Throughout 2011, we experienced volatile, challenging markets that presented both opportunities and risks for investors. Based on everything I’ve read, this year could potentially be just as interesting, with continued economic uncertainty and market volatility.
     With this in mind, you’ll want to stay informed regarding the markets and keep up to date with news that affects your investment portfolio. Invesco’s website, invesco.com/us, provides a wealth of information about your investments and news regarding global markets.
     Regardless of economic conditions and market trends, the Invesco Funds Board of Trustees remains committed to putting your interests first. Throughout 2011, we worked to manage costs, and this remains a continuing focus of your Board. We will continue to oversee the funds with the strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     I would like to close by thanking Bob Baker for his distinguished 30-year service with the Invesco Funds Board and his unflagging commitment to our funds’ shareholders. As always, I encourage you to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in 2012.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Karen Dunn Kelley
Dear Shareholders:
The period covered by this report was characterized by economic uncertainty and increased market volatility driven largely by the eurozone debt crisis, creating a challenging environment for money market funds. The crisis re-emerged in June 2011 as concerns grew about Greece’s ability to sustain its national debt. In the ensuing months, European leaders worked to contain the crisis in an effort to restore confidence in their union and provide liquidity to their banking system.
     For most of the reporting period, it appeared that economic growth struggled to gain a solid footing. However, as the new year began, more signals emerged of a potentially stronger recovery. Gross domestic product, the broadest measure of overall US economic activity, grew at annualized rates of 2.0% or less in the first three quarters of 2011 but at an initial estimate of 2.8% in the fourth quarter.1 Unemployment, which remained elevated at around 9.0% for most of the reporting period, finally dipped to 8.3% in February 2012, its lowest level since February 2009.2
     Against this backdrop, the US Federal Reserve maintained its accommodative monetary policy, keeping its target policy rate in a range of between zero and 0.25% and committing to keep its target policy rate at these ultra-low levels at least through 2014.3
     For Invesco Global Cash Management, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     All of us at Invesco Fixed Income are dedicated to helping our clients achieve their short-term cash management needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Cash Management representatives at 800 659 1005.
Sincerely,
Karen Dunn Kelley
Senior Managing Director, Investments
1 Bureau of Economic Analysis
2 Bureau of Labor Statistics
3 US Federal Reserve
3 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
Schedule of Investments

February 29, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–57.85%(a)
Asset-Backed Securities–Commercial Loans/Leases–2.40%
Atlantis One Funding Corp.(b)(c)	0.54%	04/09/12	$95,000	$94,944,425

Atlantis One Funding Corp.(b)(c)	0.22%	04/12/12	75,000	74,980,750

				169,925,175

Asset-Backed Securities–Consumer Receivables–8.67%
Bryant Parking Funding LLC(c)	0.17%	03/05/12	48,842	48,841,077

Old Line Funding, LLC(c)	0.22%	03/01/12	40,028	40,028,000

Old Line Funding, LLC(c)	0.22%	03/06/12	42,036	42,034,715

Old Line Funding, LLC(c)	0.22%	03/14/12	25,106	25,104,005

Old Line Funding, LLC(c)	0.17%	03/21/12	43,500	43,495,892

Old Line Funding, LLC(c)	0.25%	06/01/12	40,067	40,041,402

Thames Asset Global Securitization No. 1, Inc.(b)(c)	0.00%	03/06/12	150,131	150,126,413

Thunder Bay Funding, LLC(c)	0.22%	03/01/12	60,040	60,040,000

Thunder Bay Funding, LLC(c)	0.22%	03/05/12	80,150	80,148,041

Thunder Bay Funding, LLC(c)	0.22%	03/15/12	85,500	85,492,685

				615,352,230

Asset-Backed Securities–Fully Supported–1.53%
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)	0.50%	06/07/12	48,500	48,433,986

Straight-A Funding LLC
Series 1, (CEP–Federal Financing Bank)(b)(c)	0.18%	05/10/12	30,000	29,989,500

Series 1, (CEP–Federal Financing Bank)(b)(c)	0.18%	05/14/12	30,000	29,988,900

				108,412,386

Asset-Backed Securities–Fully Supported Bank–9.86%
Argento Variable Funding Co. LLC
(CEP–Lloyds TBS Bank PLC)(b)(c)	0.21%	03/02/12	75,000	74,999,563

(CEP–Lloyds TBS Bank PLC)(b)(c)	0.20%	03/12/12	50,000	49,996,944

Concord Minutemen Capital Co., LLC Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.35%	03/13/12	140,000	139,983,667

Crown Point Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.35%	03/15/12	125,000	124,982,986

Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)	0.22%	03/05/12	25,000	24,999,389

Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.25%	03/05/12	64,200	64,198,217

Govco LLC (CEP–Citibank N.A.)(b)(c)	0.12%	03/01/12	100,000	100,000,000

Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.27%	03/01/12	75,000	75,000,000

Variable Funding Capital Co., LLC (LOC–Wells Fargo Bank, N.A.)(b)(c)(d)	0.11%	03/01/12	45,000	45,000,000

				699,160,766

Asset-Backed Securities–Multi-Purpose–14.85%
Chariot Funding, LLC/Ltd.(c)	0.22%	03/06/12	100,000	99,996,944

Chariot Funding, LLC/Ltd.(c)	0.25%	05/04/12	50,000	49,977,778

Chariot Funding, LLC/Ltd.(c)	0.32%	06/04/12	50,000	49,957,778

Chariot Funding, LLC/Ltd.(c)	0.23%	06/14/12	40,000	39,973,167

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Multi-Purpose–(continued)

CHARTA, LLC(c)	0.15%	03/07/12	$60,000	$59,998,500

CIESCO, LLC(c)	0.15%	03/22/12	75,000	74,993,437

Gemini Securitization Corp., LLC(c)	0.28%	03/07/12	90,000	89,995,800

Jupiter Securitization Corp.(c)	0.25%	04/03/12	75,000	74,983,500

Jupiter Securitization Corp.(c)	0.25%	05/04/12	50,000	49,977,778

Jupiter Securitization Corp.(c)	0.25%	05/07/12	30,000	29,986,042

Nieuw Amsterdam Receivables Corp.(b)(c)	0.30%	04/02/12	62,500	62,483,333

Nieuw Amsterdam Receivables Corp.(b)(c)	0.27%	04/10/12	55,000	54,983,500

Regency Markets No. 1, LLC(b)(c)	0.20%	03/07/12	57,124	57,122,143

Regency Markets No. 1, LLC(b)(c)	0.20%	03/14/12	40,000	39,997,111

Regency Markets No. 1, LLC(b)(c)	0.19%	03/28/12	136,199	136,179,592

Regency Markets No. 1, LLC(b)(c)	0.19%	03/30/12	2,571	2,570,606

Sheffield Receivables Corp.(b)(c)	0.16%	03/16/12	80,000	79,994,667

				1,053,171,676

Asset-Backed Securities–Securities–3.82%
Aspen Funding Corp.(b)(c)	0.20%	03/06/12	75,000	74,997,916

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.22%	03/02/12	60,000	59,999,633

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.20%	03/07/12	61,000	60,997,967

Newport Funding Corp.(c)	0.25%	03/29/12	75,000	74,985,417

				270,980,933

Asset-Backed Securities–Trade Receivables–0.56%
Market Street Funding LLC(c)	0.25%	04/02/12	40,000	39,991,111

Diversified Banks–4.16%
BNZ International Funding Ltd. (LOC–National Australia Bank Ltd.)(b)(c)	0.67%	06/21/12	25,000	24,947,889

DBS Bank Ltd. (The)(b)(c)	0.37%	05/01/12	100,000	99,937,305

DBS Bank Ltd. (The)(b)(c)	0.60%	07/30/12	45,000	44,886,750

ING (U.S.) Funding LLC(b)	0.19%	03/16/12	125,000	124,990,104

				294,762,048

Diversified Metals & Mining–1.06%
BHP Billiton Finance USA Ltd.(b)(c)	0.12%	04/04/12	25,000	24,997,166

BHP Billiton Finance USA Ltd.(b)(c)	0.20%	05/11/12	50,000	49,980,278

				74,977,444

Integrated Oil & Gas–0.56%
Total Capital Canada Ltd.(c)	0.15%	06/18/12	40,000	39,981,833

Life & Health Insurance–1.76%
MetLife Short Term Funding LLC(c)	0.12%	03/01/12	50,000	50,000,000

MetLife Short Term Funding LLC(c)	0.12%	03/23/12	75,000	74,994,500

				124,994,500

Other Diversified Financial Services–0.70%
General Electric Capital Corp.	0.09%	03/29/12	50,000	49,996,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pharmaceuticals–1.13%
Johnson & Johnson Corp.(c)	0.06%	04/05/12	$80,000	$79,995,333

Regional Banks–5.63%
ANZ National (Int’l) Ltd.(b)(c)	0.34%	07/05/12	75,000	74,910,750

ANZ National (Int’l) Ltd.(b)(c)	0.50%	08/01/12	50,000	49,893,750

ASB Finance Ltd.(b)(c)	0.68%	06/20/12	100,000	99,790,333

Commonwealth Bank of Australia(b)(c)	0.50%	04/11/12	100,000	99,943,056

Commonwealth Bank of Australia(b)(c)	0.49%	05/07/12	75,000	74,931,604

				399,469,493

Soft Drinks–1.16%
Coca-Cola Co.(c)	0.13%	04/03/12	32,150	32,146,169

Coca-Cola Co.(c)	0.19%	07/03/12	50,000	49,967,278

				82,113,447

Total Commercial Paper (Cost $4,103,284,875)				4,103,284,875

Certificates of Deposit–21.07%
Bank of Nova Scotia(e)	0.33%	08/21/12	100,000	100,000,000

Bank of Nova Scotia(e)	0.36%	07/12/12	50,000	50,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.30%	03/12/12	50,000	50,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.39%	05/03/12	150,000	150,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.38%	05/07/12	50,000	50,000,000

Barclays Bank PLC(b)	0.40%	06/15/12	100,000	100,000,000

Canadian Imperial Bank of Commerce	0.33%	06/19/12	100,000	100,000,000

Canadian Imperial Bank of Commerce(e)	0.73%	05/04/12	50,000	50,013,465

Lloyds TSB Bank PLC(e)	0.63%	03/05/12	75,000	75,000,000

National Australia Bank Ltd.(e)	0.54%	06/08/12	100,000	100,000,000

Rabobank Nederland(e)	0.35%	05/08/12	25,000	25,000,000

Sumitomo Mitsui Banking Corp.(b)(c)	0.25%	04/16/12	100,000	99,968,056

Sumitomo Mitsui Banking Corp.(b)(c)	0.39%	04/20/12	80,000	79,956,667

Sumitomo Mitsui Banking Corp.(b)(c)	0.38%	05/01/12	140,000	139,909,856

Svenska Handelsbanken AB (Cayman Islands)(b)	0.12%	03/01/12	250,000	250,000,000

Toronto-Dominio Bank	0.16%	04/17/12	25,000	25,000,000

Westpac Banking Corp.	0.46%	05/04/12	50,000	50,000,000

Total Certificates of Deposit (Cost $1,494,848,044)				1,494,848,044

Medium-Term Notes–5.05%
General Electric Capital Corp.–Series A, Sr. Unsec. Global Notes	5.25%	10/19/12	17,772	18,293,867

General Electric Co. Sr. Unsec. Global Notes	5.00%	02/01/13	33,275	34,563,411

Royal Bank of Canada Sr. Unsec. Notes(b)(c)(e)	0.63%	03/01/13	100,000	100,003,433

Svenska Handelsbanken A.B. Floating Rate Notes(c)(e)	0.58%	12/07/12	30,000	30,000,000

Toyota Motor Credit Corp. Sr. Unsec. Floating Rate Notes(e)	0.83%	01/15/13	100,000	100,000,000

Westpac Banking Corp. Sr. Unsec. Notes(b)(c)(e)	0.62%	03/07/13	75,000	75,000,000

Total Medium-Term Notes (Cost $357,860,711)				357,860,711

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Variable Rate Demand Notes–4.66%(f)
Credit Enhanced–4.66%
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.19%	10/01/33	$2,700	$2,700,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(d)	0.12%	12/01/29	1,600	1,600,000

Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(d)	0.16%	11/01/40	2,210	2,210,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.15%	03/15/23	1,535	1,535,000

Delaware (State of) Economic Development Authority (Archmere Academy, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(d)	0.15%	07/01/36	2,400	2,400,000

District of Columbia; Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC–TD Bank, N.A.)(d)	0.15%	06/01/27	10,000	10,000,000

East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.16%	07/01/37	8,100	8,100,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.16%	03/01/30	18,680	18,680,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.15%	05/15/31	2,000	2,000,000

Franklin (County of), Georgia Industrial Building Authority (Fieldale Farms Corp.); Series 2004, VRD Taxable IDR (LOC–Rabobank Nederland)(b)(d)	0.18%	09/01/14	6,600	6,600,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(d)	0.33%	09/01/41	1,400	1,400,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(b)(d)	0.18%	03/01/21	5,700	5,700,000

Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (CEP–FHLB of Chicago)	0.16%	06/01/40	4,925	4,925,000

Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.13%	07/01/35	15,000	15,000,000

Illinois (State of) Finance Authority (Provena Health);
Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	08/15/44	10,000	10,000,000

Series 2009 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	08/15/44	12,500	12,500,000

Illinois (State of) Finance Authority (Rosecrance Inc.); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.14%	10/01/24	3,370	3,370,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	08/15/25	6,630	6,630,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC–BMO Harris N.A.)(d)	0.14%	06/01/29	5,800	5,800,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.13%	02/01/24	3,000	3,000,000

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.13%	02/01/39	2,700	2,700,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	07/01/27	1,500	1,500,000

Iowa (State of) Finance Authority (Windsor on the River, LLC); Series 2007 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(d)	0.20%	05/01/42	16,500	16,500,000

Kansas (State of) Development Finance Authority (Oak Ridge Park Phase I Apartments); Series 2009 D, Ref. VRD MFH RB (CEP–FHLMC)	0.19%	04/01/44	2,200	2,200,000

Kansas City (City of), Missouri Industrial Development Authority (Crooked Creek Apartments Phase II); Series 2004 A, VRD MFH RB (LOC– Bank of America, N.A.)(d)	0.31%	09/01/39	3,905	3,905,000

Kendall (County of), Texas Health Facilities Development Corp. (Morningside Ministries); Series 2008, VRD Health Care RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	01/01/41	19,000	19,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute); Series 2008 L-2, VRD RB (LOC–Bank of America, N.A.)(d)	0.19%	12/01/46	$6,495	$6,495,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.13%	10/15/38	23,203	23,203,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.19%	12/15/29	4,350	4,350,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	10/01/33	14,730	14,730,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(d)	0.13%	05/01/26	4,450	4,450,000

North Carolina (State of) Capital Facilities Agency (Saint Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.15%	09/01/27	3,645	3,645,000

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	09/01/37	26,720	26,720,000

South Carolina (State of) Jobs-Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.15%	04/01/34	7,000	7,000,000

Southfield (City of) Economic Development Corp. (Lawrence Technological University);
Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.14%	02/01/35	4,915	4,915,000

Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.14%	10/01/31	5,405	5,405,000

Tarrant (County of) Texas Cultural Education Facilities Corp. (Scott & White Memorial Hospital & Scott, Sherwood, & Brindley Foundation); Series 2008-2, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	08/15/46	22,400	22,400,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.13%	01/15/22	4,400	4,400,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	06/01/30	5,200	5,200,000

Washington (State of) Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(d)	0.15%	01/01/27	5,840	5,840,000

Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(d)	0.16%	07/01/27	11,920	11,920,000

Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(d)	0.15%	07/01/38	2,400	2,400,000

Wisconsin (State of) Health & Educational Facilities Authority (Concordia University of Wisconsin, Inc.); Series 2009, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	05/01/39	3,865	3,865,000

Wisconsin (State of) Health & Educational Facilities Authority (Lawrence University of Wisconsin); Series 2009, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	02/01/39	3,835	3,835,000

Total Variable Rate Demand Notes (Cost $330,728,000)				330,728,000

U.S. Treasury Bills–3.52%
U.S. Treasury Bill	0.11%	07/05/12	100,000	99,963,250

U.S. Treasury Bill	0.10%	08/02/12	150,000	149,939,042

Total U.S. Treasury Bills (Cost $249,902,292)				249,902,292

Bank Notes–0.86%
Barclays Bank PLC Unsec. Gtd. Unsub. Notes,(b)(c)(e) (Cost $60,755,474)	1.33%	03/05/12	60,750	60,755,474

TOTAL INVESTMENTS (excluding Repurchase Agreements)–93.01% (Cost $6,597,379,396)				6,597,379,396

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–7.66%(g)
Credit Suisse Securities (USA) LLC, Joint open agreement dated 02/23/12, (collateralized by U.S. Government sponsored agency obligations valued at $255,000,025; 0%, 06/15/18-07/15/41)(b)(h)	0.37%	—	$—	$150,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/29/12, aggregate maturing value $201,327,568 (collateralized by U.S. Government sponsored agency obligations valued at $205,353,176; 0.21%-4.00%, 12/21/12-12/05/31)	0.18%	03/01/12	78,361,813	78,360,421

Deutsche Bank Securities Inc., Joint agreement dated 02/29/12, aggregate maturing value of $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,102; 1.38%-2.13%, 11/30/15-08/15/21)	0.17%	03/01/12	64,944,180	64,943,873

Wells Fargo Securities, LLC, Joint agreement dated 02/29/12, aggregate maturing value of $750,004,583 (collateralized by Mortgage-Backed Securities & Other Instruments valued at $787,500,001; 0%-10.40%, 03/01/12-12/12/49)	0.22%	03/01/12	250,001,528	250,000,000

Total Repurchase Agreements (Cost $543,304,294)				543,304,294

TOTAL INVESTMENTS(i)(j)–100.67% (Cost $7,140,683,690)				7,140,683,690

OTHER ASSETS LESS LIABILITIES–(0.67%)				(47,300,844)

NET ASSETS–100.00%				$7,093,382,846

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
MTN	– Medium-Term Notes
Ref	– Refunding
RB	– Revenue Bonds
Sr.	– Senior
Unsec.	– Unsecured
Unsub.	– Unsubordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 14.6%; Australia: 8.1%; Netherlands: 6.0%; Japan: 5.4%; other countries less than 5% each: 11.8%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2012 was $4,513,891,757, which represented 63.64% of the Fund’s Net Assets.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio
Schedule of Investments

February 29, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–58.52%
Federal Farm Credit Bank (FFCB)–8.79%
Bonds(a)	0.23%	09/28/12	$10,000	$10,000,000

Bonds(a)	0.21%	07/19/12	15,000	15,000,000

Bonds	0.63%	08/10/12	10,000	10,023,436

Bonds(a)	0.21%	08/15/12	15,000	14,999,315

Bonds(a)	0.23%	08/17/12	20,000	19,997,189

Bonds(a)	0.25%	01/22/13	20,000	19,992,761

Disc. Notes(b)	0.06%	04/06/12	25,000	24,998,500

Disc. Notes(b)	0.08%	08/20/12	10,000	9,996,178

Disc. Notes(b)	0.12%	11/16/12	15,000	14,987,000

				139,994,379

Federal Home Loan Bank (FHLB)–25.42%
Unsec. Bonds	0.11%	04/02/12	10,000	9,999,895

Unsec. Bonds(a)	0.16%	07/13/12	20,000	19,999,634

Unsec. Bonds(a)	0.16%	07/19/12	10,000	10,000,000

Unsec. Bonds(a)	0.20%	09/17/12	15,000	14,998,340

Unsec. Bonds	0.13%	10/24/12	15,000	14,997,852

Unsec. Bonds	0.20%	11/19/12	5,000	5,001,691

Unsec. Disc. Notes(b)	0.12%	03/14/12	25,000	24,998,917

Unsec. Disc. Notes(b)	0.09%	04/04/12	15,000	14,998,725

Unsec. Disc. Notes(b)	0.10%	04/09/12	12,494	12,492,646

Unsec. Disc. Notes(b)	0.05%	04/11/12	10,000	9,999,431

Unsec. Disc. Notes(b)	0.12%	04/13/12	15,000	14,997,850

Unsec. Disc. Notes(b)	0.08%	04/16/12	15,000	14,998,467

Unsec. Disc. Notes(b)	0.05%	04/18/12	25,000	24,998,333

Unsec. Disc. Notes(b)	0.13%	04/18/12	19,000	18,996,707

Unsec. Disc. Notes(b)	0.05%	04/20/12	25,000	24,998,264

Unsec. Disc. Notes(b)	0.06%	04/20/12	20,000	19,998,472

Unsec. Disc. Notes(b)	0.05%	04/25/12	27,500	27,497,899

Unsec. Disc. Notes(b)	0.11%	04/25/12	15,000	14,997,594

Unsec. Disc. Notes(b)	0.13%	04/25/12	16,000	15,996,822

Unsec. Disc. Notes(b)	0.15%	05/15/12	10,000	9,996,875

Unsec. Disc. Notes(b)	0.16%	05/15/12	10,000	9,996,667

Unsec. Disc. Notes(b)	0.11%	05/21/12	15,000	14,996,288

Unsec. Disc. Notes(b)	0.12%	06/25/12	15,000	14,994,200

Unsec. Disc. Notes(b)	0.08%	07/18/12	10,000	9,996,911

Unsec. Global Bonds	0.07%	07/18/12	10,000	9,998,812

Unsec. Global Bonds(a)	0.26%	08/28/12	15,000	15,000,000

Unsec. Global Bonds	0.18%	11/14/12	5,000	5,000,970

				404,948,262

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)
Federal Home Loan Mortgage Corp. (FHLMC)–13.89%
Unsec. Disc. Notes(b)	0.14%	03/06/12	$10,000	$9,999,806

Unsec. Disc. Notes(b)	0.10%	03/26/12	10,000	9,999,306

Unsec. Disc. Notes(b)	0.09%	04/02/12	15,000	14,998,800

Unsec. Disc. Notes(b)	0.11%	04/04/12	10,000	9,998,961

Unsec. Disc. Notes(b)	0.10%	04/16/12	10,000	9,998,722

Unsec. Disc. Notes(b)	0.09%	05/07/12	15,000	14,997,487

Unsec. Disc. Notes(b)	0.06%	05/09/12	10,000	9,998,850

Unsec. Disc. Notes(b)	0.10%	05/16/12	25,000	24,994,722

Unsec. Disc. Notes(b)	0.08%	05/30/12	10,000	9,998,000

Unsec. Disc. Notes(b)	0.11%	06/05/12	10,000	9,997,067

Unsec. Disc. Notes(b)	0.10%	07/06/12	10,000	9,996,472

Unsec. Disc. Notes(b)	0.10%	07/09/12	10,000	9,996,389

Unsec. Disc. Notes(b)	0.09%	07/16/12	10,000	9,996,575

Unsec. Disc. Notes(b)	0.12%	07/24/12	10,000	9,995,167

Unsec. Disc. Notes(b)	0.07%	08/20/12	10,000	9,996,656

Unsec. Disc. Notes(b)	0.10%	10/01/12	10,000	9,994,055

Unsec. Disc. Notes(b)	0.10%	10/02/12	10,000	9,994,028

Series M006, Class A, Taxable VRD MFH Ctfs.(a)(c)	0.25%	10/15/45	26,212	26,212,193

				221,163,256

Federal National Mortgage Association (FNMA)–10.27%
Unsec. Disc. Notes(b)	0.10%	03/01/12	15,000	15,000,000

Unsec. Disc. Notes(b)	0.10%	03/02/12	10,000	9,999,972

Unsec. Disc. Notes(b)	0.11%	03/21/12	10,000	9,999,389

Unsec. Disc. Notes(b)	0.10%	04/11/12	13,846	13,844,423

Unsec. Disc. Notes(b)	0.04%	04/27/12	25,000	24,998,417

Unsec. Disc. Notes(b)	0.10%	05/01/12	10,000	9,998,306

Unsec. Disc. Notes(b)	0.01%	05/02/12	9,542	9,540,439

Unsec. Disc. Notes(b)	0.10%	05/02/12	16,870	16,867,094

Unsec. Disc. Notes(b)	0.07%	06/19/12	10,000	9,997,861

Unsec. Disc. Notes(b)	0.10%	10/15/12	10,000	9,993,667

Unsec. Disc. Notes(b)	0.11%	11/01/12	10,000	9,992,514

Unsec. Global Notes(a)	0.23%	07/26/12	10,000	10,000,826

Unsec. Global Notes(a)	0.40%	02/01/13	13,300	13,313,638

				163,546,546

Overseas Private Investment Corp. (OPIC)–0.15%
Overseas Private Investment Corp. Gtd. VRD COP Bonds(c)	0.13%	03/15/19	2,417	2,416,667

Total U.S. Government Sponsored Agency Securities (Cost $932,069,110)				932,069,110

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Bills–2.20%
U.S. Treasury Bills	0.08%	04/05/12	$10,000	$9,999,222

U.S. Treasury Bills	0.08%	04/12/12	10,000	9,999,067

U.S. Treasury Bills	0.08%	05/24/12	15,000	14,997,060

Total U.S. Treasury Bills (Cost $34,995,349)				34,995,349

TOTAL INVESTMENTS (excluding Repurchase Agreements)–60.72% (Cost $967,064,459)				$967,064,459

			Repurchase
			Amount
Repurchase Agreements–39.28%(d)
Bank of Montreal, Joint term agreement dated 02/29/12, maturing value $500,023,333 (collateralized by U.S. Treasury obligations valued at $510,000,012; 0.13%-6.13%, 09/30/13-11/15/27)	0.12%	03/14/12	$75,003,500	75,000,000

Barclays Capital Inc., Joint agreement dated 02/29/12, aggregate maturing value of $365,001,926 (collateralized by U.S. Treasury obligations valued at $372,300,060; 1.75%-5.38%, 05/31/16-02/15/31)	0.19%	03/01/12	75,015,500	75,000,000

Barclays Capital Inc., Term agreement dated 02/24/12, maturing value of $75,015,000 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $76,500,042; 2.13%-4.00%, 08/15/21-11/04/26)	0.12%	04/24/12	75,000,396	75,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/29/12, aggregate maturing value $250,001,181 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,000; 2.50%-4.75%, 11/17/15-05/27/16)	0.17%	03/01/12	50,000,236	50,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 02/29/12, maturing value of $100,000,444 (collateralized by U.S. Government sponsored agency obligations valued at $102,002,135; 0%-8.88%, 01/15/30-04/15/30)	0.16%	03/01/12	100,000,444	100,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/29/12, aggregate maturing value of $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,102; 1.38%-2.13%, 11/30/15-08/15/21)	0.17%	03/01/12	50,604,463	50,604,224

Deutsche Bank Securities Inc., Term agreement dated 02/24/12, maturing value $75,016,250 (collateralized by U.S. Government sponsored agency obligations valued at $76,506,332; 0%-0.45%, 06/01/12-01/09/14)	0.13%	04/24/12	75,016,250	75,000,000

RBS Securities Inc., Joint term agreement dated 02/22/12, aggregate maturing value $300,040,667 (collateralized by U.S. Government sponsored agency obligations valued at $306,004,488; 0%-6.13%, 05/15/12-06/15/37)	0.08%	04/23/12	50,006,778	50,000,000

RBS Securities Inc., Term agreement dated 02/13/12, maturing value $75,017,500 (collateralized by U.S. Government sponsored agency obligations valued at $76,500,964; 0%-5.38%, 01/15/13-03/08/17)	0.14%	04/13/12	75,071,500	75,000,000

Total Repurchase Agreements (Cost $625,604,224)				625,604,224

TOTAL INVESTMENTS(e)–100.00% (Cost $1,592,668,683)				1,592,668,683

OTHER ASSETS LESS LIABILITIES–0.00%				73,709

NET ASSETS–100.00%				$1,592,742,392

Investment Abbreviations:

COP	– Certificates of Participation
Ctfs.	– Certificates
Disc.	– Discounted
Gtd.	– Guaranteed
MFH	– Multi-Family Housing
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio
Schedule of Investments

February 29, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–99.08%
Alabama–2.38%
Gardendale (City of) (Forest Ridge Apartments); Series 2002 B, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.30%	10/01/32	$3,783	$3,783,000

Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(a)(b)(c)(d)	0.14%	05/01/41	2,500	2,500,000

Oxford (City of); Series 2003, VRD Unlimited Tax GO Wts. (LOC–Branch Banking & Trust Co.)(a)(b)	0.22%	07/01/15	1,575	1,575,000

				7,858,000

Arizona–4.00%
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.16%	06/15/31	2,685	2,685,000

Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.15%	04/15/30	8,465	8,465,000

Maricopa County Community College District; Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	07/01/12	2,000	2,031,777

				13,181,777

Colorado–6.47%
Adams (County of) (Hunters Cove); Series 1985 A, VRD MFH RB (CEP–FHLMC)(a)(c)	0.21%	01/15/14	6,350	6,350,000

Boulder (County of) Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	02/01/31	2,355	2,355,000

Boulder (County of) (YMCA of Boulder Valley); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	02/01/31	1,375	1,375,000

Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	07/01/34	1,275	1,275,000

Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB, (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	06/01/30	2,900	2,900,000

Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	04/01/24	1,200	1,200,000

Gateway Regional Metropolitan District; Series 2008, Ref & Improvement VRD Limited Tax GO Bonds (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	12/01/37	645	645,000

Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	12/01/24	5,235	5,235,000

				21,335,000

District of Columbia–1.43%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.48%	01/01/29	4,700	4,700,000

Florida–10.40%
Dade (County of) Industrial Development Authority (Spectrum Programs, Inc.); Series 1996, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.63%	10/01/16	300	300,000

Fort Lauderdale (City of) (Fire-Rescue Facilities); Series 2011 A, Unlimited Tax GO Bonds	2.00%	07/01/12	590	593,243

Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.30%	10/01/21	1,225	1,225,000

Orange (County of) Industrial Development Authority (Trinity Preparatory School of Florida, Inc.); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	10/01/25	800	800,000

Palm Beach (County of) Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(a)(c)(e)	0.18%	12/01/32	5,095	5,095,000

Palm Beach (County of), (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.15%	07/01/32	13,000	13,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Pinellas (County of) Health Facilities Authority (Mease Manor, Inc.); Series 1995 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	11/01/15	$2,270	$2,270,000

St. Petersburg (City of), Florida Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	06/01/33	11,000	11,000,000

				34,283,243

Georgia–3.68%
Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(a)(b)(c)(e)	0.53%	01/01/29	1,700	1,700,000

DeKalb (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	08/01/21	500	500,000

Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	01/01/20	1,725	1,725,000

Gainesville (City of) & Hall (County of) Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(a)(b)(e)(d)	0.26%	08/01/27	1,000	1,000,000

Gwinnett (County of) Development Authority (Pak-Lite, Inc.); Series 2004, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(e)	0.30%	05/01/24	860	860,000

Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)(e)	1.63%	12/01/18	700	700,000

Gwinnett (County of) Development Authority (Providence Christian Academy, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.73%	09/01/19	900	900,000

Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	09/01/20	3,700	3,700,000

Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	11/01/27	1,060	1,060,000

				12,145,000

Idaho–0.61%
Idaho (State of); Series 2011, Unlimited Tax GO TAN	2.00%	06/29/12	2,000	2,011,374

Illinois–7.01%
Chicago (City of) (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC–BMO Harris N.A.)(a)(b)(c)(e)	0.26%	03/01/33	2,900	2,900,000

East Dundee (Village of) (Kreis Tool & Manufacturing Co., Inc.); Series 1997, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(e)	0.34%	06/01/27	1,000	1,000,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(a)(b)	0.17%	02/01/42	8,657	8,657,000

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 A, VRD RB(a)	0.43%	03/01/12	2,700	2,700,000

Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(c)	0.26%	06/01/17	1,116	1,116,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.15%	08/15/25	2,405	2,405,000

Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.24%	02/01/21	1,655	1,655,000

Illinois (State of) Finance Authority (Trinity Health Credit Group); Series 2011, RB	2.00%	12/01/12	1,150	1,165,539

Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC–BMO Harris N.A.)(a)(b)(e)	0.31%	04/01/22	1,500	1,500,000

				23,098,539

Indiana–3.98%
Burns Harbor (Town of) (Dennen Steel Corp.); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.54%	12/01/23	820	820,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.25%	08/01/37	4,845	4,845,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana–(continued)

Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC–BMO Harris N.A.)(a)(b)(e)	0.31%	03/01/22	$1,340	$1,340,000

Kokomo (City of) (Village Community Partners IV, L.P.); Series 1995, VRD Economic Development RB (CEP–FHLB of Indianapolis)(a)(e)	0.30%	06/01/30	2,140	2,140,000

La Porte (City of) (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC–BMO Harris N.A.)(a)(b)(e)	0.31%	11/01/18	2,130	2,130,000

University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.24%	10/01/19	1,850	1,850,000

				13,125,000

Iowa–0.30%
Iowa (State of) Finance Authority (Powerfilm, Inc.); Series 2007, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(e)	0.53%	06/01/28	1,000	1,000,000

Kansas–0.97%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(c)	0.16%	03/01/31	3,200	3,200,000

Kentucky–1.08%
Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust);
Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.12%	12/01/29	450	450,000

Series 2001 A, Ref. VRD Limited Tax Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.12%	02/01/31	3,100	3,100,000

				3,550,000

Louisiana–0.61%
Calcasieu (Parish of) Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(a)(b)(e)	0.24%	12/01/27	2,000	2,000,000

Maryland–0.80%
Maryland (State of) (State & Local Facilities Loan of 2005); Second Series 2005 A, Capital Improvement Unlimited Tax GO Bonds	5.00%	08/01/12	425	433,620

Maryland (State of) (State & Local Facilities Loan of 2009); First Series 2009 B, Ref. Unlimited Tax GO Bonds	3.00%	03/01/12	300	300,000

Maryland (State of) Department of Transportation; Series 2004, Consolidated Transportation RB	5.00%	05/01/12	365	367,922

Montgomery (County of); Series 2010 A, Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	08/01/12	1,500	1,530,035

				2,631,577

Massachusetts–2.09%
Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.17%	09/01/38	4,800	4,800,000

Massachusetts (State of) Development Finance Agency (Kayem Foods, Inc.); Series 2001, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(e)	0.63%	05/01/16	1,225	1,225,000

Massachusetts (State of) Industrial Finance Agency (Hi-Tech Mold & Tool, Inc.); Series 1998, VRD IDR (LOC–TD Bank, N.A.)(a)(b)(e)	0.56%	06/01/18	850	850,000

				6,875,000

Michigan–2.13%
Grand Rapids (City of) Economic Development Corp. (Amway Hotel Corp.); Series 1991 B, Ref. VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.26%	08/01/17	705	705,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.13%	10/15/38	1,250	1,250,000

Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (CEP–FHLB of Indianapolis)(a)(e)	0.39%	07/01/32	250	250,000

Michigan (State of) Strategic Fund (Camac, LLC); Series 1998, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(e)	0.34%	08/01/28	200	200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan–(continued)

Michigan (State of) Strategic Fund (The Roeper School); Series 2002, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.58%	05/01/32	$2,725	$2,725,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	11/01/25	1,900	1,900,000

				7,030,000

Minnesota–2.17%
Coon Rapids (City of), Minnesota (The Health Central System); Series 1985, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.16%	08/01/15	2,200	2,200,000

Hennepin (County of): Series 2009 C, Unlimited Tax GO bonds	3.00%	12/01/12	500	510,501

Maplewood (City of) (Mounds Park Academy); Series 2003, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	10/01/23	725	725,000

St. Paul (City of) Port Authority; Series 2009-8 R, Ref. VRD District Heating RB (LOC–Deutsche Bank AG)(a)(b)(e)(d)	0.19%	12/01/28	700	700,000

St. Paul (City of), Minnesota Port Authority; Series 2009-9 BB, VRD District Cooling RB (LOC–Deutsche Bank AG)(a)(b)	0.16%	03/01/29	3,000	3,000,000

				7,135,501

Mississippi–3.76%
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.16%	04/01/37	10,000	10,000,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.13%	12/01/31	2,400	2,400,000

				12,400,000

Missouri–1.25%
Missouri (State of) Development Finance Board (Center of Creative Arts); Series 2004, VRD Cultural Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.19%	07/01/24	1,500	1,500,000

Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLB of Des Moines)(a)	0.29%	12/01/19	2,630	2,630,000

				4,130,000

Nebraska–0.61%
Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.15%	08/15/32	1,000	1,000,000

Lancaster (County of) Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.15%	06/01/31	1,000	1,000,000

				2,000,000

Nevada–0.27%
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP–FHLMC)(a)(e)	0.19%	10/01/37	900	900,000

New Hampshire–2.36%
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.);
Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.17%	07/01/33	4,075	4,075,000

Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.17%	07/01/38	3,695	3,695,000

				7,770,000

North Carolina–4.05%
Alamance (County of) Industrial Facilities & Pollution Control Financing Authority (Pure Flow, Inc.); Series 2001, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(e)	0.30%	07/01/21	550	550,000

Buncombe (County of) Industrial Facilities & Pollution Control Financing Authority (YMCA of Western North Carolina, Inc.); Series 2001, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	11/01/23	3,030	3,030,000

Greensboro (City of); Series 2009 A, Combined Enterprise System RB	5.00%	06/01/12	1,000	1,012,013

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina–(continued)

New Hanover (County of); Series 2009, Unlimited Tax GO School Bonds	3.00%	06/01/12	$1,000	$1,006,976

North Carolina (State of) Capital Facilities Finance Agency (Belmont Abbey College, Inc.); Series 1998, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	06/01/18	1,400	1,400,000

North Carolina (State of) Capital Facilities Finance Agency (Montessori School of Raleigh); Series 2003, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	10/01/17	1,295	1,295,000

North Carolina (State of) Housing Finance Agency (Appalachian Student Housing Corp.); Series 2000 A-1, VRD Student Housing RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.24%	07/01/31	1,445	1,445,000

North Carolina (State of) Medical Care Commission (The McDowell Hospital, Inc.); Series 1999, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	05/15/16	1,165	1,165,000

Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC–Branch Banking & Trust Co.)(a)(b)(e)	0.23%	08/01/20	2,450	2,450,000

				13,353,989

North Dakota–0.81%
Fargo (City of) (Cass Oil Co.); Series 1984, VRD Commercial Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.30%	12/01/14	2,655	2,655,000

Ohio–2.72%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	11/01/40	7,305	7,305,000

Cuyahoga (County of) (Judson Retirement Community); Series 2000, Ref. VRD Health Care Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.49%	11/15/19	200	200,000

Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (CEP–FHLB of Indianapolis)(a)(c)(e)	0.25%	01/01/34	455	455,000

Ohio (State of) (Logistics & Distribution Program); Series 2011 A, Development Assistance BAN	0.35%	06/01/12	1,000	1,000,000

				8,960,000

Oregon–1.28%
Marion (County of) Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(e)	0.20%	07/01/27	1,940	1,940,000

Portland (City of) Housing Authority (New Market West); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	04/01/34	1,055	1,055,000

Salem-Kaizer School District No. 24 J; Series 2011, Unlimited Tax GO Bonds (CEP–Oregon School Bond Guaranty Program)	1.00%	06/15/12	1,220	1,222,464

				4,217,464

Pennsylvania–5.36%
Allegheny (County of) Industrial Development Authority (Zoological Society of Pittsburgh); Series 1999 A, VRD (LOC–PNC Bank, N.A.)(a)(b)	0.22%	06/01/19	450	450,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	11/01/26	195	195,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(a)(b)	0.16%	11/01/14	190	190,000

Moon (Township of) Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(b)	0.16%	07/01/38	10,070	10,070,000

Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.22%	12/01/25	500	500,000

Pennsylvania (State of) Economic Development Financing Authority (Kovatch Mobile Equipment Corp.); Series 2009 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.19%	12/01/12	500	500,000

Pennsylvania (State of) Economic Development Financing Authority (Laurel Highlands Foundation, Inc.); Series 2007 C-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.22%	08/01/22	675	675,000

Pennsylvania (State of) Economic Development Financing Authority (Mainstay Life Services); Series 2001 B, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.22%	04/01/18	300	300,000

Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.27%	04/01/17	375	375,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program); Series 2001 C-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.22%	08/01/26	$200	$200,000

Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program–The Crefeld School); Series 2001 E-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.22%	12/01/26	500	500,000

Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.27%	12/01/26	600	600,000

Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.19%	12/01/29	1,000	1,000,000

Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.22%	08/01/26	325	325,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent College and Universities of Pennyslvania Financing Program-Mount Aloysius College); Series 1998 C-3, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.22%	11/01/18	700	700,000

Philadelphia (City of) Authority for Industrial Development (1100 Walnut Associates); Series 1984, VRD Commercial Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.25%	12/01/14	1,100	1,100,000

				17,680,000

South Carolina–2.31%
Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC–TD Bank, N.A.)(a)(b)	0.12%	01/01/34	950	950,000

South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.48%	07/01/17	2,100	2,100,000

South Carolina (State of) Jobs-Economic Development Authority (Catholic Diocese of South Carolina); Series 1998, VRD RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.48%	09/01/18	3,800	3,800,000

South Carolina (State of) Jobs-Economic Development Authority (Pharmaceutical Associates, Inc.); Series 2001 VRD RB, (LOC–Wells Fargo Bank, N.A.)(a)(b)(e)	0.30%	12/01/13	750	750,000

				7,600,000

Tennessee–2.04%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.58%	04/01/24	150	150,000

Jackson (City of) Health, Educational & Housing Facility Board (Union University); Series 2000, VRD RB (CEP–FHLB of Cincinnati)(a)	0.36%	04/01/15	230	230,000

Marion (County of) Industrial & Environmental Development Board (Valmont Industries); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(e)	0.30%	06/01/25	1,000	1,000,000

Montgomery (County of), Tennessee Public Building Authority (Tennessee County Loan Pool); Series 1997, VRD Pooled Financing RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.31%	11/01/27	3,330	3,330,000

Nashville (City of) & Davidson (County of) Metropolitan Government; Series 2011 A, Electric System RB	1.50%	05/15/12	1,000	1,002,613

Tennessee (State of); Series 2010 A, Unlimited Tax GO Bonds	4.00%	05/01/12	1,000	1,006,343

				6,718,956

Texas–8.26%
Austin (City of); Series 2008, Ref. Public Improvement Limited Tax GO Bonds	5.00%	09/01/12	220	225,348

Conroe Independent School District; Series 2012, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	02/15/13	2,065	2,100,563

Dallas (City of);
Series 2007, Equipment Acquisition Contractual Obligation Limited Tax GO Bonds	4.00%	08/15/12	500	508,314

Series 2010 C, Ref. Limited Tax GO Bonds	4.00%	08/15/12	1,410	1,434,741

Frisco Independent School District; Series 2001, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	6.50%	08/15/12	1,000	1,028,362

Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	02/15/42	1,340	1,340,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Houston (City of);
Series 2009 H-2, Commercial Paper GO Notes	0.16%	05/22/12	$2,500	$2,500,000

Series 2009 H-2, Commercial Paper GO Notes	0.16%	05/24/12	5,500	5,500,000

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	12/01/28	3,000	3,000,000

San Antonio (City of); Series 2011, Combination Tax & Revenue Limited Tax Ctfs. of Obligation	2.00%	08/01/12	1,000	1,007,380

Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.18%	02/15/28	2,900	2,900,000

Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)(c)(e)	0.24%	09/15/36	4,780	4,780,000

Texas (State of); Series 2011 A, TRAN	2.50%	08/30/12	400	404,421

Texas A&M University System Board of Regents (Revenue Financing System); Series 2009 D, RB	5.00%	05/15/12	500	504,767

				27,233,896

Utah–0.57%
Nebo School District; Series 2011, School Building Unlimited Tax GO Bonds (CEP–Utah School Bond Guaranty Program)	2.00%	07/01/12	1,300	1,307,524

Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC–U.S. Bank, N.A.)(a)(b)	0.25%	08/01/28	565	565,000

				1,872,524

Virginia–1.64%
King George (County of) Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank N.A.)(a)(b)(c)(e)	0.19%	09/01/21	2,500	2,500,000

Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD Health Services RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	10/01/30	2,900	2,900,000

				5,400,000

Washington–6.80%
King (County of);
Series 2011 A, Limited Tax GO BAN	2.75%	03/01/12	2,700	2,700,000

Series 2011 B, Limited Tax GO BAN	3.00%	06/13/12	3,000	3,023,203

Lake Tapps Parkway Properties; Series 1999 A, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(b)	0.19%	12/01/19	3,000	3,000,000

Olympia (Port of) Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(e)	0.20%	11/01/23	800	800,000

Pilchuck Development Public Corp. (Holden McDaniels Partners, LLC); Series 1996, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)(e)	0.55%	07/01/21	700	700,000

Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.14%	11/01/25	8,000	8,000,000

Seattle School District No. 1; Series 2007 A, Limited Tax GO Bonds (CEP–Washington State School District Enhancement Program)	5.00%	06/01/12	800	809,542

Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	11/01/32	760	760,000

Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)(a)(e)	0.18%	07/15/32	1,600	1,600,000

Washington (State of) Housing Finance Commission (LTC Properties, Inc.); Series 1995, VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)(e)	0.20%	12/01/15	160	160,000

Washington (State of) Housing Finance Commission (Lutheran Community Services Northwest); Series 2005, VRD Non-Profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	10/01/32	850	850,000

				22,402,745

West Virginia–0.09%
Keyser (City of) (Keyser Associates); Series 1989, Ref. VRD IDR (LOC–PNC Bank, N.A.)(a)(b)(c)	0.22%	07/01/14	300	300,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin–4.72%
Appleton (City of) (Great Northern Corp.); Series 1999 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(e)	0.40%	09/01/19	$4,500	$4,500,000

Beaver Dam (City of) (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (CEP–FHLB of Chicago)(a)	0.16%	12/01/36	6,695	6,695,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.46%	06/01/25	125	125,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.15%	05/01/30	3,000	3,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.24%	07/01/35	1,225	1,225,000

				15,545,000

Wyoming–0.07%
Gillette (City of) Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(a)(b)(d)	0.12%	01/01/18	220	220,000

TOTAL INVESTMENTS(f)(g)–99.08% (Cost $326,519,585)				326,519,585

OTHER ASSETS LESS LIABILITIES–0.92%				3,041,628

NET ASSETS–100.00%				$329,561,213

Investment Abbreviations:

BAN	– Bond Anticipation Notes
CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2012 was $49,851,000, which represented 15.13% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each 5.4%.
(e)	Security subject to the alternative minimum tax.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Wells Fargo Bank, N.A.	19.7%

Bank of America, N.A.	7.9

Federal National Mortgage Association	7.2

JPMorgan Chase Bank, N.A.	7.1

U.S. Bank, N.A.	7.0

PNC Bank, N.A.	6.9

BMO Harris	5.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 29, 2012
(Unaudited)

		Premier U.S.
		Government	Premier Tax-
	Premier Portfolio	Money Portfolio	Exempt Portfolio

Assets:
Investments, at value and cost	$6,597,379,396	$967,064,459	$326,519,585

Repurchase agreements, at value and cost	543,304,294	625,604,224	—

Total investments, at value and cost	7,140,683,690	1,592,668,683	326,519,585

Cash	—	—	2,379,297

Receivable for:
Investments sold	15,000	—	310,000

Fund shares sold	24,849	6,027	1,722

Interest	1,858,983	80,005	353,780

Fund expenses absorbed	—	23,829	1,855

Investment for trustee deferred compensation and retirement plans	—	5,243	—

Other assets	—	36	71

Total assets	7,142,582,522	1,592,783,823	329,566,310

Liabilities:
Payable for:
Investments purchased	48,433,986	—	—

Fund shares reacquired	154,498	1,000	—

Amount due custodian	—	9,981	—

Dividends	606,455	24,807	5,097

Accrued fees to affiliates	3,218	—	—

Accrued operating expenses	1,519	—	—

Trustee deferred compensation and retirement plans	—	5,643	—

Total liabilities	49,199,676	41,431	5,097

Net assets applicable to shares outstanding	$7,093,382,846	$1,592,742,392	$329,561,213

Net assets consist of:
Shares of beneficial interest	$7,093,538,824	$1,592,649,464	$329,591,334

Undistributed net investment income	105,236	74,857	444

Undistributed net realized gain (loss)	(261,214)	18,071	(30,565)

	$7,093,382,846	$1,592,742,392	$329,561,213

Net Assets:
Investor Class	$65,329,191	$23,082,937	$11,040,311

Institutional Class	$7,028,053,655	$1,569,659,455	$318,520,902

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Investor Class	65,324,807	23,080,301	11,041,618

Institutional Class	7,028,217,120	1,569,597,564	318,550,160

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 29, 2012
(Unaudited)

		Premier U.S.
		Government	Premier Tax-
	Premier Portfolio	Money Portfolio	Exempt Portfolio

Investment income:
Interest	$8,090,157	$895,349	$365,622

Expenses:
Advisory fees	7,094,170	2,014,357	410,987

Less: Fees waived	(1,986,367)	(1,280,950)	(78,633)

Net expenses	5,107,803	733,407	332,354

Net investment income	2,982,354	161,942	33,268

Net realized gain (loss) from Investment securities	(258,422)	676	—

Net increase in net assets resulting from operations	$2,723,932	$162,618	$33,268

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the six months ended February 29, 2012 and the year ended August 31,2011
(Unaudited)

			Premier U.S. Government
	Premier Portfolio		Money Portfolio		Premier Tax-Exempt Portfolio
	February 29,	August 31,	February 29,	August 31,	February 29,	August 31,
	2012	2011	2012	2011	2012	2011
Operations:
Net investment income	$2,982,354	$3,396,358	$161,942	$261,146	$33,268	$395,934

Net realized gain (loss)	(258,422)	(2,791)	676	17,395	—	(3,475)

Net increase in net assets resulting from operations	2,723,932	3,393,567	162,618	278,541	33,268	392,459

Distributions to shareholders from net investment income:
Investor Class	(36,768)	(59,065)	(2,231)	(5,758)	(1,149)	(11,844)

Institutional Class	(2,945,586)	(3,337,293)	(159,711)	(255,388)	(32,119)	(384,090)

Total distributions from net investment income	(2,982,354)	(3,396,358)	(161,942)	(261,146)	(33,268)	(395,934)

Distributions to shareholders from net realized gains:
Share transactions-net:
Investor Class	(11,267,675)	(3,559,890)	(2,515,095)	(922,864)	(478,337)	(5,400,864)

Institutional Class	2,198,459,236	984,982,104	246,213,525	136,982,685	(10,593,178)	(239,548,719)

Net increase (decrease) in net assets resulting from share transactions	2,187,191,561	981,422,214	243,698,430	136,059,821	(11,071,515)	(244,949,583)

Net increase (decrease) in net assets	2,186,933,139	981,419,423	243,699,106	136,077,216	(11,071,515)	(244,953,058)

Net assets:
Beginning of period	4,906,449,707	3,925,030,284	1,349,043,286	1,212,966,070	340,632,728	585,585,786

End of period*	$7,093,382,846	$4,906,449,707	$1,592,742,392	$1,349,043,286	$329,561,213	$340,632,728

* Includes undistributed net investment income	$105,236	$105,236	$74,857	$74,857	$444	$444

Notes to Financial Statements

February 29, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), formerly AIM Treasurer’s Series Trust, (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.
  The investment objective of each Fund is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.
  Each Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

23        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private

24        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Advisor bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
  Under the terms of a master sub-advisory agreement between the Adviser to each Fund other than Premier U.S. Government Money Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2012, to waive advisory fees equal to 0.07% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio.
  For the six months ended February 29, 2012, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Premier Portfolio	$1,986,367

Premier U.S. Government Money Portfolio	564,020

Premier Tax-Exempt Portfolio	—

  Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended February 29, 2012 are shown below:

	Investor	Institutional
	Class	Class

Premier Portfolio	$—	$—

Premier U.S. Government Money Portfolio	10,715	706,215

Premier Tax-Exempt Portfolio	2,744	75,889

  The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements.
  The Trust has entered into a master distribution agreement with IDI to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

25        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

  The following is a summary of the tiered valuation input levels, as of February 29, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended February 29, 2012, there were no significant transfers between investment levels.

Fund Name	Level 1	Level 2	Level 3	Total

Premier Portfolio	$—	$7,140,683,690	$—	$7,140,683,690

Premier U.S. Government Money Portfolio	—	1,592,668,683	—	1,592,668,683

Premier Tax-Exempt Portfolio	—	326,519,585	—	326,519,585

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 29, 2012, each Fund engaged in transactions with affiliates as listed below:

	Securities	Securities	Net Realized
	Purchases	Sales	Gains/(Losses)

Premier Portfolio	$125,989,686	$42,743,859	$—

Premier U.S. Government Money Portfolio	—	—	—

Premier Tax-Exempt Portfolio	120,342,240	77,888,742	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.
  Certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Funds below had a capital loss carryforward as of August 31, 2011 which expires as follows:

Capital Loss Carryforward*
	Expiration*
	2012	2019

Premier Tax-Exempt Portfolio	$7	$27,081

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

26        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information

Premier Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Investor Class	7,587,941	$7,587,941	35,556,189	$35,556,189

Institutional Class	11,367,548,145	11,367,548,145	24,535,086,841	24,535,086,841

Issued as reinvestment of dividends:
Investor Class	36,105	36,105	57,169	57,169

Institutional Class	311,537	311,537	209,756	209,756

Reacquired:
Investor Class	(18,891,721)	(18,891,721)	(39,173,248)	(39,173,248)

Institutional Class	(9,169,400,446)	(9,169,400,446)	(23,550,314,493)	(23,550,314,493)

Net increase in share activity	2,187,191,561	$2,187,191,561	981,422,214	$981,422,214

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own15% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 70% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

Premier U.S. Government Money Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Investor Class	3,239,446	$3,239,446	11,894,316	$11,894,316

Institutional Class	4,542,430,704	4,542,430,704	5,221,863,328	5,221,863,328

Issued as reinvestment of dividends:
Investor Class	2,213	2,213	5,640	5,640

Institutional Class	97,249	97,249	169,741	169,741

Reacquired:
Investor Class	(5,756,754)	(5,756,754)	(12,822,820)	(12,822,820)

Institutional Class	(4,296,314,428)	(4,296,314,428)	(5,085,050,384)	(5,085,050,384)

Net increase in share activity	243,698,430	$243,698,430	136,059,821	$136,059,821

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 65% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information—(continued)

Premier Tax-Exempt Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Investor Class	933,798	$933,798	5,391,241	$5,391,241

Institutional Class	174,341,032	174,341,032	536,383,084	536,383,084

Issued as reinvestment of dividends:
Investor Class	1,149	1,149	11,735	11,735

Institutional Class	15,604	15,604	242,792	242,792

Reacquired:
Investor Class	(1,413,284)	(1,413,284)	(10,803,840)	(10,803,840)

Institutional Class	(184,949,814)	(184,949,814)	(776,174,595)	(776,174,595)

Net increase (decrease) in share activity	(11,071,515)	$(11,071,515)	(244,949,583)	$(244,949,583)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 90% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Investor Class
										Ratio of		Ratio of
										expenses		expenses
										to average		to average
										net assets		net assets
										with fee		without		Ratio of net
	Net asset			Net gains		Dividends				waivers		fee waivers		investment
	value,	Net		(losses) on	Total from	from net	Net asset		Net assets,	and/or		and/or		income to
	beginning	investment		securities	investment	investment	value, end	Total	end of period	expense		expense		average
	of period	income		(realized)	operations	income	of period	return(a)	(000s omitted)	absorbed		absorbed		net assets

Premier Portfolio
Six months ended 02/29/12	$1.00	$0.00	(b)	$0.00	$0.00	$0.00	$1.00	0.05%	$65,329	0.18	%(c)	0.25	%(c)	0.11	%(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.08	76,601	0.20		0.25		0.08
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.10	80,160	0.22		0.25		0.11
Year ended 08/31/09	1.00	0.01		0.00	0.01	(0.01)	1.00	1.21	82,810	0.21		0.28		1.11
Year ended 08/31/08	1.00	0.04		0.00	0.04	(0.04)	1.00	3.80	108,627	0.17		0.25		3.62
Year ended 08/31/07	1.00	0.05		(0.00)	0.05	(0.05)	1.00	5.35	115,642	0.17		0.25		5.23

Premier U.S. Government Money Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.01	23,083	0.09	(c)	0.25	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.03	25,598	0.16		0.25		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.05	26,520	0.21		0.25		0.05
Year ended 08/31/09	1.00	0.01		0.00	0.01	(0.01)	1.00	0.83	31,340	0.19		0.26		0.60
Year ended 08/31/08	1.00	0.03		(0.00)	0.03	(0.03)	1.00	3.29	29,466	0.17		0.25		2.60
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	1.00	5.25	30,569	0.17		0.25		5.13

Premier Tax-Exempt Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.01	11,040	0.20	(c)	0.25	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.08	11,518	0.24		0.25		0.09
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.15	16,920	0.25		0.25		0.15
Year ended 08/31/09	1.00	0.01		0.00	0.01	(0.01)	1.00	1.13	25,147	0.28		0.28		1.09
Year ended 08/31/08	1.00	0.03		0.00	0.03	(0.03)	1.00	2.66	24,440	0.25		0.25		2.48
Year ended 08/31/07	1.00	0.03		—	0.03	(0.03)	1.00	3.53	18,920	0.25		0.25		3.46

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $71,519, $24,216 and $11,534 for Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio, respectively.

29        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Investor Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2011, through February 29, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Investor Class	(09/01/11)	(02/29/12)[1]	Period[2]	(02/29/12)	Period[2]	Ratio
Premier Portfolio	$1,000.00	$1,000.50	$0.90	$1,023.97	$0.91	0.18%

Premier U.S. Government Money Portfolio	1,000.00	1,000.10	0.45	1,024.42	0.45	0.09

Premier Tax-Exempt Portfolio	1,000.00	1,000.10	0.99	1,023.87	1.01	0.20

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2011, through February 29, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

30        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05460 and 033-19862.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

CM-I-TST-SAR-1	Invesco Distributors, Inc.

Institutional Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Premier Portfolio
Premier U.S. Government Money Portfolio
Premier Tax-Exempt Portfolio
Semiannual Report to Shareholders ▪ February 29, 2012

2	Fund Data
3	Letters to Shareholders
4	Schedules of Investments
21	Financial Statements
23	Notes to Financial Statements
29	Financial Highlights
30	Fund Expenses
An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
Unless otherwise stated, information presented in this report is as of February 29, 2012, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Data

Institutional Class data as of 2/29/12
FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS
	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Premier	21 – 44 days	36 days	56 days	$7.0 billion
Premier U.S. Government Money	25 – 46 days	41 days	61 days	1.5 billion
Premier Tax-Exempt	18 – 26 days	20 days	20 days	318.5 million
Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
Throughout 2011, we experienced volatile, challenging markets that presented both opportunities and risks for investors. Based on everything I’ve read, this year could potentially be just as interesting, with continued economic uncertainty and market volatility.
     With this in mind, you’ll want to stay informed regarding the markets and keep up to date with news that affects your investment portfolio. Invesco’s website, invesco.com/us, provides a wealth of information about your investments and news regarding global markets.
     Regardless of economic conditions and market trends, the Invesco Funds Board of Trustees remains committed to putting your interests first. Throughout 2011, we worked to manage costs, and this remains a continuing focus of your Board. We will continue to oversee the funds with the strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     I would like to close by thanking Bob Baker for his distinguished 30-year service with the Invesco Funds Board and his unflagging commitment to our funds’ shareholders. As always, I encourage you to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in 2012.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Karen Dunn Kelley
Dear Shareholders:
The period covered by this report was characterized by economic uncertainty and increased market volatility driven largely by the eurozone debt crisis, creating a challenging environment for money market funds. The crisis re-emerged in June 2011 as concerns grew about Greece’s ability to sustain its national debt. In the ensuing months, European leaders worked to contain the crisis in an effort to restore confidence in their union and provide liquidity to their banking system.
     For most of the reporting period, it appeared that economic growth struggled to gain a solid footing. However, as the new year began, more signals emerged of a potentially stronger recovery. Gross domestic product, the broadest measure of overall US economic activity, grew at annualized rates of 2.0% or less in the first three quarters of 2011 but at an initial estimate of 2.8% in the fourth quarter.1 Unemployment, which remained elevated at around 9.0% for most of the reporting period, finally dipped to 8.3% in February 2012, its lowest level since February 2009.2
     Against this backdrop, the US Federal Reserve maintained its accommodative monetary policy, keeping its target policy rate in a range of between zero and 0.25% and committing to keep its target policy rate at these ultra-low levels at least through 2014.3
     For Invesco Global Cash Management, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     All of us at Invesco Fixed Income are dedicated to helping our clients achieve their short-term cash management needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Cash Management representatives at 800 659 1005.
Sincerely,
Karen Dunn Kelley
Senior Managing Director, Investments
1 Bureau of Economic Analysis
2 Bureau of Labor Statistics
3 US Federal Reserve

3 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
Schedule of Investments

February 29, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–57.85%(a)
Asset-Backed Securities–Commercial Loans/Leases–2.40%
Atlantis One Funding Corp.(b)(c)	0.54%	04/09/12	$95,000	$94,944,425

Atlantis One Funding Corp.(b)(c)	0.22%	04/12/12	75,000	74,980,750

				169,925,175

Asset-Backed Securities–Consumer Receivables–8.67%
Bryant Parking Funding LLC(c)	0.17%	03/05/12	48,842	48,841,077

Old Line Funding, LLC(c)	0.22%	03/01/12	40,028	40,028,000

Old Line Funding, LLC(c)	0.22%	03/06/12	42,036	42,034,715

Old Line Funding, LLC(c)	0.22%	03/14/12	25,106	25,104,005

Old Line Funding, LLC(c)	0.17%	03/21/12	43,500	43,495,892

Old Line Funding, LLC(c)	0.25%	06/01/12	40,067	40,041,402

Thames Asset Global Securitization No. 1, Inc.(b)(c)	0.00%	03/06/12	150,131	150,126,413

Thunder Bay Funding, LLC(c)	0.22%	03/01/12	60,040	60,040,000

Thunder Bay Funding, LLC(c)	0.22%	03/05/12	80,150	80,148,041

Thunder Bay Funding, LLC(c)	0.22%	03/15/12	85,500	85,492,685

				615,352,230

Asset-Backed Securities–Fully Supported–1.53%
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)	0.50%	06/07/12	48,500	48,433,986

Straight-A Funding LLC
Series 1, (CEP–Federal Financing Bank)(b)(c)	0.18%	05/10/12	30,000	29,989,500

Series 1, (CEP–Federal Financing Bank)(b)(c)	0.18%	05/14/12	30,000	29,988,900

				108,412,386

Asset-Backed Securities–Fully Supported Bank–9.86%
Argento Variable Funding Co. LLC
(CEP–Lloyds TBS Bank PLC)(b)(c)	0.21%	03/02/12	75,000	74,999,563

(CEP–Lloyds TBS Bank PLC)(b)(c)	0.20%	03/12/12	50,000	49,996,944

Concord Minutemen Capital Co., LLC Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.35%	03/13/12	140,000	139,983,667

Crown Point Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.35%	03/15/12	125,000	124,982,986

Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)	0.22%	03/05/12	25,000	24,999,389

Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.25%	03/05/12	64,200	64,198,217

Govco LLC (CEP–Citibank N.A.)(b)(c)	0.12%	03/01/12	100,000	100,000,000

Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.27%	03/01/12	75,000	75,000,000

Variable Funding Capital Co., LLC (LOC–Wells Fargo Bank, N.A.)(b)(c)(d)	0.11%	03/01/12	45,000	45,000,000

				699,160,766

Asset-Backed Securities–Multi-Purpose–14.85%
Chariot Funding, LLC/Ltd.(c)	0.22%	03/06/12	100,000	99,996,944

Chariot Funding, LLC/Ltd.(c)	0.25%	05/04/12	50,000	49,977,778

Chariot Funding, LLC/Ltd.(c)	0.32%	06/04/12	50,000	49,957,778

Chariot Funding, LLC/Ltd.(c)	0.23%	06/14/12	40,000	39,973,167

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Multi-Purpose–(continued)

CHARTA, LLC(c)	0.15%	03/07/12	$60,000	$59,998,500

CIESCO, LLC(c)	0.15%	03/22/12	75,000	74,993,437

Gemini Securitization Corp., LLC(c)	0.28%	03/07/12	90,000	89,995,800

Jupiter Securitization Corp.(c)	0.25%	04/03/12	75,000	74,983,500

Jupiter Securitization Corp.(c)	0.25%	05/04/12	50,000	49,977,778

Jupiter Securitization Corp.(c)	0.25%	05/07/12	30,000	29,986,042

Nieuw Amsterdam Receivables Corp.(b)(c)	0.30%	04/02/12	62,500	62,483,333

Nieuw Amsterdam Receivables Corp.(b)(c)	0.27%	04/10/12	55,000	54,983,500

Regency Markets No. 1, LLC(b)(c)	0.20%	03/07/12	57,124	57,122,143

Regency Markets No. 1, LLC(b)(c)	0.20%	03/14/12	40,000	39,997,111

Regency Markets No. 1, LLC(b)(c)	0.19%	03/28/12	136,199	136,179,592

Regency Markets No. 1, LLC(b)(c)	0.19%	03/30/12	2,571	2,570,606

Sheffield Receivables Corp.(b)(c)	0.16%	03/16/12	80,000	79,994,667

				1,053,171,676

Asset-Backed Securities–Securities–3.82%
Aspen Funding Corp.(b)(c)	0.20%	03/06/12	75,000	74,997,916

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.22%	03/02/12	60,000	59,999,633

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.20%	03/07/12	61,000	60,997,967

Newport Funding Corp.(c)	0.25%	03/29/12	75,000	74,985,417

				270,980,933

Asset-Backed Securities–Trade Receivables–0.56%
Market Street Funding LLC(c)	0.25%	04/02/12	40,000	39,991,111

Diversified Banks–4.16%
BNZ International Funding Ltd. (LOC–National Australia Bank Ltd.)(b)(c)	0.67%	06/21/12	25,000	24,947,889

DBS Bank Ltd. (The)(b)(c)	0.37%	05/01/12	100,000	99,937,305

DBS Bank Ltd. (The)(b)(c)	0.60%	07/30/12	45,000	44,886,750

ING (U.S.) Funding LLC(b)	0.19%	03/16/12	125,000	124,990,104

				294,762,048

Diversified Metals & Mining–1.06%
BHP Billiton Finance USA Ltd.(b)(c)	0.12%	04/04/12	25,000	24,997,166

BHP Billiton Finance USA Ltd.(b)(c)	0.20%	05/11/12	50,000	49,980,278

				74,977,444

Integrated Oil & Gas–0.56%
Total Capital Canada Ltd.(c)	0.15%	06/18/12	40,000	39,981,833

Life & Health Insurance–1.76%
MetLife Short Term Funding LLC(c)	0.12%	03/01/12	50,000	50,000,000

MetLife Short Term Funding LLC(c)	0.12%	03/23/12	75,000	74,994,500

				124,994,500

Other Diversified Financial Services–0.70%
General Electric Capital Corp.	0.09%	03/29/12	50,000	49,996,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pharmaceuticals–1.13%
Johnson & Johnson Corp.(c)	0.06%	04/05/12	$80,000	$79,995,333

Regional Banks–5.63%
ANZ National (Int’l) Ltd.(b)(c)	0.34%	07/05/12	75,000	74,910,750

ANZ National (Int’l) Ltd.(b)(c)	0.50%	08/01/12	50,000	49,893,750

ASB Finance Ltd.(b)(c)	0.68%	06/20/12	100,000	99,790,333

Commonwealth Bank of Australia(b)(c)	0.50%	04/11/12	100,000	99,943,056

Commonwealth Bank of Australia(b)(c)	0.49%	05/07/12	75,000	74,931,604

				399,469,493

Soft Drinks–1.16%
Coca-Cola Co.(c)	0.13%	04/03/12	32,150	32,146,169

Coca-Cola Co.(c)	0.19%	07/03/12	50,000	49,967,278

				82,113,447

Total Commercial Paper (Cost $4,103,284,875)				4,103,284,875

Certificates of Deposit–21.07%
Bank of Nova Scotia(e)	0.33%	08/21/12	100,000	100,000,000

Bank of Nova Scotia(e)	0.36%	07/12/12	50,000	50,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.30%	03/12/12	50,000	50,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.39%	05/03/12	150,000	150,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.38%	05/07/12	50,000	50,000,000

Barclays Bank PLC(b)	0.40%	06/15/12	100,000	100,000,000

Canadian Imperial Bank of Commerce	0.33%	06/19/12	100,000	100,000,000

Canadian Imperial Bank of Commerce(e)	0.73%	05/04/12	50,000	50,013,465

Lloyds TSB Bank PLC(e)	0.63%	03/05/12	75,000	75,000,000

National Australia Bank Ltd.(e)	0.54%	06/08/12	100,000	100,000,000

Rabobank Nederland(e)	0.35%	05/08/12	25,000	25,000,000

Sumitomo Mitsui Banking Corp.(b)(c)	0.25%	04/16/12	100,000	99,968,056

Sumitomo Mitsui Banking Corp.(b)(c)	0.39%	04/20/12	80,000	79,956,667

Sumitomo Mitsui Banking Corp.(b)(c)	0.38%	05/01/12	140,000	139,909,856

Svenska Handelsbanken AB (Cayman Islands)(b)	0.12%	03/01/12	250,000	250,000,000

Toronto-Dominio Bank	0.16%	04/17/12	25,000	25,000,000

Westpac Banking Corp.	0.46%	05/04/12	50,000	50,000,000

Total Certificates of Deposit (Cost $1,494,848,044)				1,494,848,044

Medium-Term Notes–5.05%
General Electric Capital Corp.–Series A, Sr. Unsec. Global Notes	5.25%	10/19/12	17,772	18,293,867

General Electric Co. Sr. Unsec. Global Notes	5.00%	02/01/13	33,275	34,563,411

Royal Bank of Canada Sr. Unsec. Notes(b)(c)(e)	0.63%	03/01/13	100,000	100,003,433

Svenska Handelsbanken A.B. Floating Rate Notes(c)(e)	0.58%	12/07/12	30,000	30,000,000

Toyota Motor Credit Corp. Sr. Unsec. Floating Rate Notes(e)	0.83%	01/15/13	100,000	100,000,000

Westpac Banking Corp. Sr. Unsec. Notes(b)(c)(e)	0.62%	03/07/13	75,000	75,000,000

Total Medium-Term Notes (Cost $357,860,711)				357,860,711

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Variable Rate Demand Notes–4.66%(f)
Credit Enhanced–4.66%
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.19%	10/01/33	$2,700	$2,700,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(d)	0.12%	12/01/29	1,600	1,600,000

Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(d)	0.16%	11/01/40	2,210	2,210,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.15%	03/15/23	1,535	1,535,000

Delaware (State of) Economic Development Authority (Archmere Academy, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(d)	0.15%	07/01/36	2,400	2,400,000

District of Columbia; Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC–TD Bank, N.A.)(d)	0.15%	06/01/27	10,000	10,000,000

East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.16%	07/01/37	8,100	8,100,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.16%	03/01/30	18,680	18,680,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.15%	05/15/31	2,000	2,000,000

Franklin (County of), Georgia Industrial Building Authority (Fieldale Farms Corp.); Series 2004, VRD Taxable IDR (LOC–Rabobank Nederland)(b)(d)	0.18%	09/01/14	6,600	6,600,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(d)	0.33%	09/01/41	1,400	1,400,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(b)(d)	0.18%	03/01/21	5,700	5,700,000

Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (CEP–FHLB of Chicago)	0.16%	06/01/40	4,925	4,925,000

Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.13%	07/01/35	15,000	15,000,000

Illinois (State of) Finance Authority (Provena Health);
Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	08/15/44	10,000	10,000,000

Series 2009 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	08/15/44	12,500	12,500,000

Illinois (State of) Finance Authority (Rosecrance Inc.); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.14%	10/01/24	3,370	3,370,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	08/15/25	6,630	6,630,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC–BMO Harris N.A.)(d)	0.14%	06/01/29	5,800	5,800,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.13%	02/01/24	3,000	3,000,000

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.13%	02/01/39	2,700	2,700,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	07/01/27	1,500	1,500,000

Iowa (State of) Finance Authority (Windsor on the River, LLC); Series 2007 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(d)	0.20%	05/01/42	16,500	16,500,000

Kansas (State of) Development Finance Authority (Oak Ridge Park Phase I Apartments); Series 2009 D, Ref. VRD MFH RB (CEP–FHLMC)	0.19%	04/01/44	2,200	2,200,000

Kansas City (City of), Missouri Industrial Development Authority (Crooked Creek Apartments Phase II); Series 2004 A, VRD MFH RB (LOC– Bank of America, N.A.)(d)	0.31%	09/01/39	3,905	3,905,000

Kendall (County of), Texas Health Facilities Development Corp. (Morningside Ministries); Series 2008, VRD Health Care RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	01/01/41	19,000	19,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute); Series 2008 L-2, VRD RB (LOC–Bank of America, N.A.)(d)	0.19%	12/01/46	$6,495	$6,495,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.13%	10/15/38	23,203	23,203,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.19%	12/15/29	4,350	4,350,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	10/01/33	14,730	14,730,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(d)	0.13%	05/01/26	4,450	4,450,000

North Carolina (State of) Capital Facilities Agency (Saint Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.15%	09/01/27	3,645	3,645,000

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	09/01/37	26,720	26,720,000

South Carolina (State of) Jobs-Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.15%	04/01/34	7,000	7,000,000

Southfield (City of) Economic Development Corp. (Lawrence Technological University);
Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.14%	02/01/35	4,915	4,915,000

Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.14%	10/01/31	5,405	5,405,000

Tarrant (County of) Texas Cultural Education Facilities Corp. (Scott & White Memorial Hospital & Scott, Sherwood, & Brindley Foundation); Series 2008-2, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	08/15/46	22,400	22,400,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.13%	01/15/22	4,400	4,400,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	06/01/30	5,200	5,200,000

Washington (State of) Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(d)	0.15%	01/01/27	5,840	5,840,000

Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(d)	0.16%	07/01/27	11,920	11,920,000

Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(d)	0.15%	07/01/38	2,400	2,400,000

Wisconsin (State of) Health & Educational Facilities Authority (Concordia University of Wisconsin, Inc.); Series 2009, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	05/01/39	3,865	3,865,000

Wisconsin (State of) Health & Educational Facilities Authority (Lawrence University of Wisconsin); Series 2009, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	02/01/39	3,835	3,835,000

Total Variable Rate Demand Notes (Cost $330,728,000)				330,728,000

U.S. Treasury Bills–3.52%
U.S. Treasury Bill	0.11%	07/05/12	100,000	99,963,250

U.S. Treasury Bill	0.10%	08/02/12	150,000	149,939,042

Total U.S. Treasury Bills (Cost $249,902,292)				249,902,292

Bank Notes–0.86%
Barclays Bank PLC Unsec. Gtd. Unsub. Notes,(b)(c)(e) (Cost $60,755,474)	1.33%	03/05/12	60,750	60,755,474

TOTAL INVESTMENTS (excluding Repurchase Agreements)–93.01% (Cost $6,597,379,396)				6,597,379,396

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–7.66%(g)
Credit Suisse Securities (USA) LLC, Joint open agreement dated 02/23/12, (collateralized by U.S. Government sponsored agency obligations valued at $255,000,025; 0%, 06/15/18-07/15/41)(b)(h)	0.37%	—	$—	$150,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/29/12, aggregate maturing value $201,327,568 (collateralized by U.S. Government sponsored agency obligations valued at $205,353,176; 0.21%-4.00%, 12/21/12-12/05/31)	0.18%	03/01/12	78,361,813	78,360,421

Deutsche Bank Securities Inc., Joint agreement dated 02/29/12, aggregate maturing value of $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,102; 1.38%-2.13%, 11/30/15-08/15/21)	0.17%	03/01/12	64,944,180	64,943,873

Wells Fargo Securities, LLC, Joint agreement dated 02/29/12, aggregate maturing value of $750,004,583 (collateralized by Mortgage-Backed Securities & Other Instruments valued at $787,500,001; 0%-10.40%, 03/01/12-12/12/49)	0.22%	03/01/12	250,001,528	250,000,000

Total Repurchase Agreements (Cost $543,304,294)				543,304,294

TOTAL INVESTMENTS(i)(j)–100.67% (Cost $7,140,683,690)				7,140,683,690

OTHER ASSETS LESS LIABILITIES–(0.67%)				(47,300,844)

NET ASSETS–100.00%				$7,093,382,846

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
MTN	– Medium-Term Notes
Ref	– Refunding
RB	– Revenue Bonds
Sr.	– Senior
Unsec.	– Unsecured
Unsub.	– Unsubordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 14.6%; Australia: 8.1%; Netherlands: 6.0%; Japan: 5.4%; other countries less than 5% each: 11.8%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2012 was $4,513,891,757, which represented 63.64% of the Fund’s Net Assets.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio
Schedule of Investments

February 29, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–58.52%
Federal Farm Credit Bank (FFCB)–8.79%
Bonds(a)	0.23%	09/28/12	$10,000	$10,000,000

Bonds(a)	0.21%	07/19/12	15,000	15,000,000

Bonds	0.63%	08/10/12	10,000	10,023,436

Bonds(a)	0.21%	08/15/12	15,000	14,999,315

Bonds(a)	0.23%	08/17/12	20,000	19,997,189

Bonds(a)	0.25%	01/22/13	20,000	19,992,761

Disc. Notes(b)	0.06%	04/06/12	25,000	24,998,500

Disc. Notes(b)	0.08%	08/20/12	10,000	9,996,178

Disc. Notes(b)	0.12%	11/16/12	15,000	14,987,000

				139,994,379

Federal Home Loan Bank (FHLB)–25.42%
Unsec. Bonds	0.11%	04/02/12	10,000	9,999,895

Unsec. Bonds(a)	0.16%	07/13/12	20,000	19,999,634

Unsec. Bonds(a)	0.16%	07/19/12	10,000	10,000,000

Unsec. Bonds(a)	0.20%	09/17/12	15,000	14,998,340

Unsec. Bonds	0.13%	10/24/12	15,000	14,997,852

Unsec. Bonds	0.20%	11/19/12	5,000	5,001,691

Unsec. Disc. Notes(b)	0.12%	03/14/12	25,000	24,998,917

Unsec. Disc. Notes(b)	0.09%	04/04/12	15,000	14,998,725

Unsec. Disc. Notes(b)	0.10%	04/09/12	12,494	12,492,646

Unsec. Disc. Notes(b)	0.05%	04/11/12	10,000	9,999,431

Unsec. Disc. Notes(b)	0.12%	04/13/12	15,000	14,997,850

Unsec. Disc. Notes(b)	0.08%	04/16/12	15,000	14,998,467

Unsec. Disc. Notes(b)	0.05%	04/18/12	25,000	24,998,333

Unsec. Disc. Notes(b)	0.13%	04/18/12	19,000	18,996,707

Unsec. Disc. Notes(b)	0.05%	04/20/12	25,000	24,998,264

Unsec. Disc. Notes(b)	0.06%	04/20/12	20,000	19,998,472

Unsec. Disc. Notes(b)	0.05%	04/25/12	27,500	27,497,899

Unsec. Disc. Notes(b)	0.11%	04/25/12	15,000	14,997,594

Unsec. Disc. Notes(b)	0.13%	04/25/12	16,000	15,996,822

Unsec. Disc. Notes(b)	0.15%	05/15/12	10,000	9,996,875

Unsec. Disc. Notes(b)	0.16%	05/15/12	10,000	9,996,667

Unsec. Disc. Notes(b)	0.11%	05/21/12	15,000	14,996,288

Unsec. Disc. Notes(b)	0.12%	06/25/12	15,000	14,994,200

Unsec. Disc. Notes(b)	0.08%	07/18/12	10,000	9,996,911

Unsec. Global Bonds	0.07%	07/18/12	10,000	9,998,812

Unsec. Global Bonds(a)	0.26%	08/28/12	15,000	15,000,000

Unsec. Global Bonds	0.18%	11/14/12	5,000	5,000,970

				404,948,262

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)
Federal Home Loan Mortgage Corp. (FHLMC)–13.89%
Unsec. Disc. Notes(b)	0.14%	03/06/12	$10,000	$9,999,806

Unsec. Disc. Notes(b)	0.10%	03/26/12	10,000	9,999,306

Unsec. Disc. Notes(b)	0.09%	04/02/12	15,000	14,998,800

Unsec. Disc. Notes(b)	0.11%	04/04/12	10,000	9,998,961

Unsec. Disc. Notes(b)	0.10%	04/16/12	10,000	9,998,722

Unsec. Disc. Notes(b)	0.09%	05/07/12	15,000	14,997,487

Unsec. Disc. Notes(b)	0.06%	05/09/12	10,000	9,998,850

Unsec. Disc. Notes(b)	0.10%	05/16/12	25,000	24,994,722

Unsec. Disc. Notes(b)	0.08%	05/30/12	10,000	9,998,000

Unsec. Disc. Notes(b)	0.11%	06/05/12	10,000	9,997,067

Unsec. Disc. Notes(b)	0.10%	07/06/12	10,000	9,996,472

Unsec. Disc. Notes(b)	0.10%	07/09/12	10,000	9,996,389

Unsec. Disc. Notes(b)	0.09%	07/16/12	10,000	9,996,575

Unsec. Disc. Notes(b)	0.12%	07/24/12	10,000	9,995,167

Unsec. Disc. Notes(b)	0.07%	08/20/12	10,000	9,996,656

Unsec. Disc. Notes(b)	0.10%	10/01/12	10,000	9,994,055

Unsec. Disc. Notes(b)	0.10%	10/02/12	10,000	9,994,028

Series M006, Class A, Taxable VRD MFH Ctfs.(a)(c)	0.25%	10/15/45	26,212	26,212,193

				221,163,256

Federal National Mortgage Association (FNMA)–10.27%
Unsec. Disc. Notes(b)	0.10%	03/01/12	15,000	15,000,000

Unsec. Disc. Notes(b)	0.10%	03/02/12	10,000	9,999,972

Unsec. Disc. Notes(b)	0.11%	03/21/12	10,000	9,999,389

Unsec. Disc. Notes(b)	0.10%	04/11/12	13,846	13,844,423

Unsec. Disc. Notes(b)	0.04%	04/27/12	25,000	24,998,417

Unsec. Disc. Notes(b)	0.10%	05/01/12	10,000	9,998,306

Unsec. Disc. Notes(b)	0.01%	05/02/12	9,542	9,540,439

Unsec. Disc. Notes(b)	0.10%	05/02/12	16,870	16,867,094

Unsec. Disc. Notes(b)	0.07%	06/19/12	10,000	9,997,861

Unsec. Disc. Notes(b)	0.10%	10/15/12	10,000	9,993,667

Unsec. Disc. Notes(b)	0.11%	11/01/12	10,000	9,992,514

Unsec. Global Notes(a)	0.23%	07/26/12	10,000	10,000,826

Unsec. Global Notes(a)	0.40%	02/01/13	13,300	13,313,638

				163,546,546

Overseas Private Investment Corp. (OPIC)–0.15%
Overseas Private Investment Corp. Gtd. VRD COP Bonds(c)	0.13%	03/15/19	2,417	2,416,667

Total U.S. Government Sponsored Agency Securities (Cost $932,069,110)				932,069,110

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Bills–2.20%
U.S. Treasury Bills	0.08%	04/05/12	$10,000	$9,999,222

U.S. Treasury Bills	0.08%	04/12/12	10,000	9,999,067

U.S. Treasury Bills	0.08%	05/24/12	15,000	14,997,060

Total U.S. Treasury Bills (Cost $34,995,349)				34,995,349

TOTAL INVESTMENTS (excluding Repurchase Agreements)–60.72% (Cost $967,064,459)				$967,064,459

			Repurchase
			Amount
Repurchase Agreements–39.28%(d)
Bank of Montreal, Joint term agreement dated 02/29/12, maturing value $500,023,333 (collateralized by U.S. Treasury obligations valued at $510,000,012; 0.13%-6.13%, 09/30/13-11/15/27)	0.12%	03/14/12	$75,003,500	75,000,000

Barclays Capital Inc., Joint agreement dated 02/29/12, aggregate maturing value of $365,001,926 (collateralized by U.S. Treasury obligations valued at $372,300,060; 1.75%-5.38%, 05/31/16-02/15/31)	0.19%	03/01/12	75,015,500	75,000,000

Barclays Capital Inc., Term agreement dated 02/24/12, maturing value of $75,015,000 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $76,500,042; 2.13%-4.00%, 08/15/21-11/04/26)	0.12%	04/24/12	75,000,396	75,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/29/12, aggregate maturing value $250,001,181 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,000; 2.50%-4.75%, 11/17/15-05/27/16)	0.17%	03/01/12	50,000,236	50,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 02/29/12, maturing value of $100,000,444 (collateralized by U.S. Government sponsored agency obligations valued at $102,002,135; 0%-8.88%, 01/15/30-04/15/30)	0.16%	03/01/12	100,000,444	100,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/29/12, aggregate maturing value of $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,102; 1.38%-2.13%, 11/30/15-08/15/21)	0.17%	03/01/12	50,604,463	50,604,224

Deutsche Bank Securities Inc., Term agreement dated 02/24/12, maturing value $75,016,250 (collateralized by U.S. Government sponsored agency obligations valued at $76,506,332; 0%-0.45%, 06/01/12-01/09/14)	0.13%	04/24/12	75,016,250	75,000,000

RBS Securities Inc., Joint term agreement dated 02/22/12, aggregate maturing value $300,040,667 (collateralized by U.S. Government sponsored agency obligations valued at $306,004,488; 0%-6.13%, 05/15/12-06/15/37)	0.08%	04/23/12	50,006,778	50,000,000

RBS Securities Inc., Term agreement dated 02/13/12, maturing value $75,017,500 (collateralized by U.S. Government sponsored agency obligations valued at $76,500,964; 0%-5.38%, 01/15/13-03/08/17)	0.14%	04/13/12	75,071,500	75,000,000

Total Repurchase Agreements (Cost $625,604,224)				625,604,224

TOTAL INVESTMENTS(e)–100.00% (Cost $1,592,668,683)				1,592,668,683

OTHER ASSETS LESS LIABILITIES–0.00%				73,709

NET ASSETS–100.00%				$1,592,742,392

Investment Abbreviations:

COP	– Certificates of Participation
Ctfs.	– Certificates
Disc.	– Discounted
Gtd.	– Guaranteed
MFH	– Multi-Family Housing
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio
Schedule of Investments

February 29, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–99.08%
Alabama–2.38%
Gardendale (City of) (Forest Ridge Apartments); Series 2002 B, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.30%	10/01/32	$3,783	$3,783,000

Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(a)(b)(c)(d)	0.14%	05/01/41	2,500	2,500,000

Oxford (City of); Series 2003, VRD Unlimited Tax GO Wts. (LOC–Branch Banking & Trust Co.)(a)(b)	0.22%	07/01/15	1,575	1,575,000

				7,858,000

Arizona–4.00%
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.16%	06/15/31	2,685	2,685,000

Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.15%	04/15/30	8,465	8,465,000

Maricopa County Community College District; Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	07/01/12	2,000	2,031,777

				13,181,777

Colorado–6.47%
Adams (County of) (Hunters Cove); Series 1985 A, VRD MFH RB (CEP–FHLMC)(a)(c)	0.21%	01/15/14	6,350	6,350,000

Boulder (County of) Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	02/01/31	2,355	2,355,000

Boulder (County of) (YMCA of Boulder Valley); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	02/01/31	1,375	1,375,000

Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	07/01/34	1,275	1,275,000

Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB, (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	06/01/30	2,900	2,900,000

Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	04/01/24	1,200	1,200,000

Gateway Regional Metropolitan District; Series 2008, Ref & Improvement VRD Limited Tax GO Bonds (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	12/01/37	645	645,000

Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	12/01/24	5,235	5,235,000

				21,335,000

District of Columbia–1.43%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.48%	01/01/29	4,700	4,700,000

Florida–10.40%
Dade (County of) Industrial Development Authority (Spectrum Programs, Inc.); Series 1996, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.63%	10/01/16	300	300,000

Fort Lauderdale (City of) (Fire-Rescue Facilities); Series 2011 A, Unlimited Tax GO Bonds	2.00%	07/01/12	590	593,243

Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.30%	10/01/21	1,225	1,225,000

Orange (County of) Industrial Development Authority (Trinity Preparatory School of Florida, Inc.); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	10/01/25	800	800,000

Palm Beach (County of) Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(a)(c)(e)	0.18%	12/01/32	5,095	5,095,000

Palm Beach (County of), (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.15%	07/01/32	13,000	13,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Pinellas (County of) Health Facilities Authority (Mease Manor, Inc.); Series 1995 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	11/01/15	$2,270	$2,270,000

St. Petersburg (City of), Florida Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	06/01/33	11,000	11,000,000

				34,283,243

Georgia–3.68%
Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(a)(b)(c)(e)	0.53%	01/01/29	1,700	1,700,000

DeKalb (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	08/01/21	500	500,000

Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	01/01/20	1,725	1,725,000

Gainesville (City of) & Hall (County of) Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(a)(b)(e)(d)	0.26%	08/01/27	1,000	1,000,000

Gwinnett (County of) Development Authority (Pak-Lite, Inc.); Series 2004, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(e)	0.30%	05/01/24	860	860,000

Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)(e)	1.63%	12/01/18	700	700,000

Gwinnett (County of) Development Authority (Providence Christian Academy, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.73%	09/01/19	900	900,000

Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	09/01/20	3,700	3,700,000

Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	11/01/27	1,060	1,060,000

				12,145,000

Idaho–0.61%
Idaho (State of); Series 2011, Unlimited Tax GO TAN	2.00%	06/29/12	2,000	2,011,374

Illinois–7.01%
Chicago (City of) (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC–BMO Harris N.A.)(a)(b)(c)(e)	0.26%	03/01/33	2,900	2,900,000

East Dundee (Village of) (Kreis Tool & Manufacturing Co., Inc.); Series 1997, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(e)	0.34%	06/01/27	1,000	1,000,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(a)(b)	0.17%	02/01/42	8,657	8,657,000

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 A, VRD RB(a)	0.43%	03/01/12	2,700	2,700,000

Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(c)	0.26%	06/01/17	1,116	1,116,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.15%	08/15/25	2,405	2,405,000

Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.24%	02/01/21	1,655	1,655,000

Illinois (State of) Finance Authority (Trinity Health Credit Group); Series 2011, RB	2.00%	12/01/12	1,150	1,165,539

Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC–BMO Harris N.A.)(a)(b)(e)	0.31%	04/01/22	1,500	1,500,000

				23,098,539

Indiana–3.98%
Burns Harbor (Town of) (Dennen Steel Corp.); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.54%	12/01/23	820	820,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.25%	08/01/37	4,845	4,845,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana–(continued)

Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC–BMO Harris N.A.)(a)(b)(e)	0.31%	03/01/22	$1,340	$1,340,000

Kokomo (City of) (Village Community Partners IV, L.P.); Series 1995, VRD Economic Development RB (CEP–FHLB of Indianapolis)(a)(e)	0.30%	06/01/30	2,140	2,140,000

La Porte (City of) (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC–BMO Harris N.A.)(a)(b)(e)	0.31%	11/01/18	2,130	2,130,000

University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.24%	10/01/19	1,850	1,850,000

				13,125,000

Iowa–0.30%
Iowa (State of) Finance Authority (Powerfilm, Inc.); Series 2007, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(e)	0.53%	06/01/28	1,000	1,000,000

Kansas–0.97%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(c)	0.16%	03/01/31	3,200	3,200,000

Kentucky–1.08%
Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust);
Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.12%	12/01/29	450	450,000

Series 2001 A, Ref. VRD Limited Tax Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.12%	02/01/31	3,100	3,100,000

				3,550,000

Louisiana–0.61%
Calcasieu (Parish of) Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(a)(b)(e)	0.24%	12/01/27	2,000	2,000,000

Maryland–0.80%
Maryland (State of) (State & Local Facilities Loan of 2005); Second Series 2005 A, Capital Improvement Unlimited Tax GO Bonds	5.00%	08/01/12	425	433,620

Maryland (State of) (State & Local Facilities Loan of 2009); First Series 2009 B, Ref. Unlimited Tax GO Bonds	3.00%	03/01/12	300	300,000

Maryland (State of) Department of Transportation; Series 2004, Consolidated Transportation RB	5.00%	05/01/12	365	367,922

Montgomery (County of); Series 2010 A, Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	08/01/12	1,500	1,530,035

				2,631,577

Massachusetts–2.09%
Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.17%	09/01/38	4,800	4,800,000

Massachusetts (State of) Development Finance Agency (Kayem Foods, Inc.); Series 2001, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(e)	0.63%	05/01/16	1,225	1,225,000

Massachusetts (State of) Industrial Finance Agency (Hi-Tech Mold & Tool, Inc.); Series 1998, VRD IDR (LOC–TD Bank, N.A.)(a)(b)(e)	0.56%	06/01/18	850	850,000

				6,875,000

Michigan–2.13%
Grand Rapids (City of) Economic Development Corp. (Amway Hotel Corp.); Series 1991 B, Ref. VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.26%	08/01/17	705	705,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.13%	10/15/38	1,250	1,250,000

Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (CEP–FHLB of Indianapolis)(a)(e)	0.39%	07/01/32	250	250,000

Michigan (State of) Strategic Fund (Camac, LLC); Series 1998, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(e)	0.34%	08/01/28	200	200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan–(continued)

Michigan (State of) Strategic Fund (The Roeper School); Series 2002, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.58%	05/01/32	$2,725	$2,725,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	11/01/25	1,900	1,900,000

				7,030,000

Minnesota–2.17%
Coon Rapids (City of), Minnesota (The Health Central System); Series 1985, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.16%	08/01/15	2,200	2,200,000

Hennepin (County of): Series 2009 C, Unlimited Tax GO bonds	3.00%	12/01/12	500	510,501

Maplewood (City of) (Mounds Park Academy); Series 2003, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	10/01/23	725	725,000

St. Paul (City of) Port Authority; Series 2009-8 R, Ref. VRD District Heating RB (LOC–Deutsche Bank AG)(a)(b)(e)(d)	0.19%	12/01/28	700	700,000

St. Paul (City of), Minnesota Port Authority; Series 2009-9 BB, VRD District Cooling RB (LOC–Deutsche Bank AG)(a)(b)	0.16%	03/01/29	3,000	3,000,000

				7,135,501

Mississippi–3.76%
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.16%	04/01/37	10,000	10,000,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.13%	12/01/31	2,400	2,400,000

				12,400,000

Missouri–1.25%
Missouri (State of) Development Finance Board (Center of Creative Arts); Series 2004, VRD Cultural Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.19%	07/01/24	1,500	1,500,000

Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLB of Des Moines)(a)	0.29%	12/01/19	2,630	2,630,000

				4,130,000

Nebraska–0.61%
Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.15%	08/15/32	1,000	1,000,000

Lancaster (County of) Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.15%	06/01/31	1,000	1,000,000

				2,000,000

Nevada–0.27%
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP–FHLMC)(a)(e)	0.19%	10/01/37	900	900,000

New Hampshire–2.36%
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.);
Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.17%	07/01/33	4,075	4,075,000

Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.17%	07/01/38	3,695	3,695,000

				7,770,000

North Carolina–4.05%
Alamance (County of) Industrial Facilities & Pollution Control Financing Authority (Pure Flow, Inc.); Series 2001, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(e)	0.30%	07/01/21	550	550,000

Buncombe (County of) Industrial Facilities & Pollution Control Financing Authority (YMCA of Western North Carolina, Inc.); Series 2001, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	11/01/23	3,030	3,030,000

Greensboro (City of); Series 2009 A, Combined Enterprise System RB	5.00%	06/01/12	1,000	1,012,013

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina–(continued)

New Hanover (County of); Series 2009, Unlimited Tax GO School Bonds	3.00%	06/01/12	$1,000	$1,006,976

North Carolina (State of) Capital Facilities Finance Agency (Belmont Abbey College, Inc.); Series 1998, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	06/01/18	1,400	1,400,000

North Carolina (State of) Capital Facilities Finance Agency (Montessori School of Raleigh); Series 2003, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	10/01/17	1,295	1,295,000

North Carolina (State of) Housing Finance Agency (Appalachian Student Housing Corp.); Series 2000 A-1, VRD Student Housing RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.24%	07/01/31	1,445	1,445,000

North Carolina (State of) Medical Care Commission (The McDowell Hospital, Inc.); Series 1999, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	05/15/16	1,165	1,165,000

Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC–Branch Banking & Trust Co.)(a)(b)(e)	0.23%	08/01/20	2,450	2,450,000

				13,353,989

North Dakota–0.81%
Fargo (City of) (Cass Oil Co.); Series 1984, VRD Commercial Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.30%	12/01/14	2,655	2,655,000

Ohio–2.72%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	11/01/40	7,305	7,305,000

Cuyahoga (County of) (Judson Retirement Community); Series 2000, Ref. VRD Health Care Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.49%	11/15/19	200	200,000

Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (CEP–FHLB of Indianapolis)(a)(c)(e)	0.25%	01/01/34	455	455,000

Ohio (State of) (Logistics & Distribution Program); Series 2011 A, Development Assistance BAN	0.35%	06/01/12	1,000	1,000,000

				8,960,000

Oregon–1.28%
Marion (County of) Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(e)	0.20%	07/01/27	1,940	1,940,000

Portland (City of) Housing Authority (New Market West); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	04/01/34	1,055	1,055,000

Salem-Kaizer School District No. 24 J; Series 2011, Unlimited Tax GO Bonds (CEP–Oregon School Bond Guaranty Program)	1.00%	06/15/12	1,220	1,222,464

				4,217,464

Pennsylvania–5.36%
Allegheny (County of) Industrial Development Authority (Zoological Society of Pittsburgh); Series 1999 A, VRD (LOC–PNC Bank, N.A.)(a)(b)	0.22%	06/01/19	450	450,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	11/01/26	195	195,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(a)(b)	0.16%	11/01/14	190	190,000

Moon (Township of) Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(b)	0.16%	07/01/38	10,070	10,070,000

Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.22%	12/01/25	500	500,000

Pennsylvania (State of) Economic Development Financing Authority (Kovatch Mobile Equipment Corp.); Series 2009 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.19%	12/01/12	500	500,000

Pennsylvania (State of) Economic Development Financing Authority (Laurel Highlands Foundation, Inc.); Series 2007 C-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.22%	08/01/22	675	675,000

Pennsylvania (State of) Economic Development Financing Authority (Mainstay Life Services); Series 2001 B, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.22%	04/01/18	300	300,000

Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.27%	04/01/17	375	375,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program); Series 2001 C-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.22%	08/01/26	$200	$200,000

Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program–The Crefeld School); Series 2001 E-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.22%	12/01/26	500	500,000

Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.27%	12/01/26	600	600,000

Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.19%	12/01/29	1,000	1,000,000

Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.22%	08/01/26	325	325,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent College and Universities of Pennyslvania Financing Program-Mount Aloysius College); Series 1998 C-3, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.22%	11/01/18	700	700,000

Philadelphia (City of) Authority for Industrial Development (1100 Walnut Associates); Series 1984, VRD Commercial Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.25%	12/01/14	1,100	1,100,000

				17,680,000

South Carolina–2.31%
Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC–TD Bank, N.A.)(a)(b)	0.12%	01/01/34	950	950,000

South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.48%	07/01/17	2,100	2,100,000

South Carolina (State of) Jobs-Economic Development Authority (Catholic Diocese of South Carolina); Series 1998, VRD RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.48%	09/01/18	3,800	3,800,000

South Carolina (State of) Jobs-Economic Development Authority (Pharmaceutical Associates, Inc.); Series 2001 VRD RB, (LOC–Wells Fargo Bank, N.A.)(a)(b)(e)	0.30%	12/01/13	750	750,000

				7,600,000

Tennessee–2.04%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.58%	04/01/24	150	150,000

Jackson (City of) Health, Educational & Housing Facility Board (Union University); Series 2000, VRD RB (CEP–FHLB of Cincinnati)(a)	0.36%	04/01/15	230	230,000

Marion (County of) Industrial & Environmental Development Board (Valmont Industries); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(e)	0.30%	06/01/25	1,000	1,000,000

Montgomery (County of), Tennessee Public Building Authority (Tennessee County Loan Pool); Series 1997, VRD Pooled Financing RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.31%	11/01/27	3,330	3,330,000

Nashville (City of) & Davidson (County of) Metropolitan Government; Series 2011 A, Electric System RB	1.50%	05/15/12	1,000	1,002,613

Tennessee (State of); Series 2010 A, Unlimited Tax GO Bonds	4.00%	05/01/12	1,000	1,006,343

				6,718,956

Texas–8.26%
Austin (City of); Series 2008, Ref. Public Improvement Limited Tax GO Bonds	5.00%	09/01/12	220	225,348

Conroe Independent School District; Series 2012, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	02/15/13	2,065	2,100,563

Dallas (City of);
Series 2007, Equipment Acquisition Contractual Obligation Limited Tax GO Bonds	4.00%	08/15/12	500	508,314

Series 2010 C, Ref. Limited Tax GO Bonds	4.00%	08/15/12	1,410	1,434,741

Frisco Independent School District; Series 2001, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	6.50%	08/15/12	1,000	1,028,362

Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	02/15/42	1,340	1,340,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Houston (City of);
Series 2009 H-2, Commercial Paper GO Notes	0.16%	05/22/12	$2,500	$2,500,000

Series 2009 H-2, Commercial Paper GO Notes	0.16%	05/24/12	5,500	5,500,000

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	12/01/28	3,000	3,000,000

San Antonio (City of); Series 2011, Combination Tax & Revenue Limited Tax Ctfs. of Obligation	2.00%	08/01/12	1,000	1,007,380

Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.18%	02/15/28	2,900	2,900,000

Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)(c)(e)	0.24%	09/15/36	4,780	4,780,000

Texas (State of); Series 2011 A, TRAN	2.50%	08/30/12	400	404,421

Texas A&M University System Board of Regents (Revenue Financing System); Series 2009 D, RB	5.00%	05/15/12	500	504,767

				27,233,896

Utah–0.57%
Nebo School District; Series 2011, School Building Unlimited Tax GO Bonds (CEP–Utah School Bond Guaranty Program)	2.00%	07/01/12	1,300	1,307,524

Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC–U.S. Bank, N.A.)(a)(b)	0.25%	08/01/28	565	565,000

				1,872,524

Virginia–1.64%
King George (County of) Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank N.A.)(a)(b)(c)(e)	0.19%	09/01/21	2,500	2,500,000

Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD Health Services RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	10/01/30	2,900	2,900,000

				5,400,000

Washington–6.80%
King (County of);
Series 2011 A, Limited Tax GO BAN	2.75%	03/01/12	2,700	2,700,000

Series 2011 B, Limited Tax GO BAN	3.00%	06/13/12	3,000	3,023,203

Lake Tapps Parkway Properties; Series 1999 A, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(b)	0.19%	12/01/19	3,000	3,000,000

Olympia (Port of) Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(e)	0.20%	11/01/23	800	800,000

Pilchuck Development Public Corp. (Holden McDaniels Partners, LLC); Series 1996, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)(e)	0.55%	07/01/21	700	700,000

Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.14%	11/01/25	8,000	8,000,000

Seattle School District No. 1; Series 2007 A, Limited Tax GO Bonds (CEP–Washington State School District Enhancement Program)	5.00%	06/01/12	800	809,542

Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	11/01/32	760	760,000

Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)(a)(e)	0.18%	07/15/32	1,600	1,600,000

Washington (State of) Housing Finance Commission (LTC Properties, Inc.); Series 1995, VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)(e)	0.20%	12/01/15	160	160,000

Washington (State of) Housing Finance Commission (Lutheran Community Services Northwest); Series 2005, VRD Non-Profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	10/01/32	850	850,000

				22,402,745

West Virginia–0.09%
Keyser (City of) (Keyser Associates); Series 1989, Ref. VRD IDR (LOC–PNC Bank, N.A.)(a)(b)(c)	0.22%	07/01/14	300	300,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin–4.72%
Appleton (City of) (Great Northern Corp.); Series 1999 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(e)	0.40%	09/01/19	$4,500	$4,500,000

Beaver Dam (City of) (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (CEP–FHLB of Chicago)(a)	0.16%	12/01/36	6,695	6,695,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.46%	06/01/25	125	125,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.15%	05/01/30	3,000	3,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.24%	07/01/35	1,225	1,225,000

				15,545,000

Wyoming–0.07%
Gillette (City of) Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(a)(b)(d)	0.12%	01/01/18	220	220,000

TOTAL INVESTMENTS(f)(g)–99.08% (Cost $326,519,585)				326,519,585

OTHER ASSETS LESS LIABILITIES–0.92%				3,041,628

NET ASSETS–100.00%				$329,561,213

Investment Abbreviations:

BAN	– Bond Anticipation Notes
CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2012 was $49,851,000, which represented 15.13% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each 5.4%.
(e)	Security subject to the alternative minimum tax.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Wells Fargo Bank, N.A.	19.7%

Bank of America, N.A.	7.9

Federal National Mortgage Association	7.2

JPMorgan Chase Bank, N.A.	7.1

U.S. Bank, N.A.	7.0

PNC Bank, N.A.	6.9

BMO Harris	5.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 29, 2012
(Unaudited)

		Premier U.S.
		Government	Premier Tax-
	Premier Portfolio	Money Portfolio	Exempt Portfolio

Assets:
Investments, at value and cost	$6,597,379,396	$967,064,459	$326,519,585

Repurchase agreements, at value and cost	543,304,294	625,604,224	—

Total investments, at value and cost	7,140,683,690	1,592,668,683	326,519,585

Cash	—	—	2,379,297

Receivable for:
Investments sold	15,000	—	310,000

Fund shares sold	24,849	6,027	1,722

Interest	1,858,983	80,005	353,780

Fund expenses absorbed	—	23,829	1,855

Investment for trustee deferred compensation and retirement plans	—	5,243	—

Other assets	—	36	71

Total assets	7,142,582,522	1,592,783,823	329,566,310

Liabilities:
Payable for:
Investments purchased	48,433,986	—	—

Fund shares reacquired	154,498	1,000	—

Amount due custodian	—	9,981	—

Dividends	606,455	24,807	5,097

Accrued fees to affiliates	3,218	—	—

Accrued operating expenses	1,519	—	—

Trustee deferred compensation and retirement plans	—	5,643	—

Total liabilities	49,199,676	41,431	5,097

Net assets applicable to shares outstanding	$7,093,382,846	$1,592,742,392	$329,561,213

Net assets consist of:
Shares of beneficial interest	$7,093,538,824	$1,592,649,464	$329,591,334

Undistributed net investment income	105,236	74,857	444

Undistributed net realized gain (loss)	(261,214)	18,071	(30,565)

	$7,093,382,846	$1,592,742,392	$329,561,213

Net Assets:
Investor Class	$65,329,191	$23,082,937	$11,040,311

Institutional Class	$7,028,053,655	$1,569,659,455	$318,520,902

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Investor Class	65,324,807	23,080,301	11,041,618

Institutional Class	7,028,217,120	1,569,597,564	318,550,160

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 29, 2012
(Unaudited)

		Premier U.S.
		Government	Premier Tax-
	Premier Portfolio	Money Portfolio	Exempt Portfolio

Investment income:
Interest	$8,090,157	$895,349	$365,622

Expenses:
Advisory fees	7,094,170	2,014,357	410,987

Less: Fees waived	(1,986,367)	(1,280,950)	(78,633)

Net expenses	5,107,803	733,407	332,354

Net investment income	2,982,354	161,942	33,268

Net realized gain (loss) from Investment securities	(258,422)	676	—

Net increase in net assets resulting from operations	$2,723,932	$162,618	$33,268

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the six months ended February 29, 2012 and the year ended August 31,2011
(Unaudited)

			Premier U.S. Government
	Premier Portfolio		Money Portfolio		Premier Tax-Exempt Portfolio
	February 29,	August 31,	February 29,	August 31,	February 29,	August 31,
	2012	2011	2012	2011	2012	2011
Operations:
Net investment income	$2,982,354	$3,396,358	$161,942	$261,146	$33,268	$395,934

Net realized gain (loss)	(258,422)	(2,791)	676	17,395	—	(3,475)

Net increase in net assets resulting from operations	2,723,932	3,393,567	162,618	278,541	33,268	392,459

Distributions to shareholders from net investment income:
Investor Class	(36,768)	(59,065)	(2,231)	(5,758)	(1,149)	(11,844)

Institutional Class	(2,945,586)	(3,337,293)	(159,711)	(255,388)	(32,119)	(384,090)

Total distributions from net investment income	(2,982,354)	(3,396,358)	(161,942)	(261,146)	(33,268)	(395,934)

Distributions to shareholders from net realized gains:
Share transactions-net:
Investor Class	(11,267,675)	(3,559,890)	(2,515,095)	(922,864)	(478,337)	(5,400,864)

Institutional Class	2,198,459,236	984,982,104	246,213,525	136,982,685	(10,593,178)	(239,548,719)

Net increase (decrease) in net assets resulting from share transactions	2,187,191,561	981,422,214	243,698,430	136,059,821	(11,071,515)	(244,949,583)

Net increase (decrease) in net assets	2,186,933,139	981,419,423	243,699,106	136,077,216	(11,071,515)	(244,953,058)

Net assets:
Beginning of period	4,906,449,707	3,925,030,284	1,349,043,286	1,212,966,070	340,632,728	585,585,786

End of period*	$7,093,382,846	$4,906,449,707	$1,592,742,392	$1,349,043,286	$329,561,213	$340,632,728

* Includes undistributed net investment income	$105,236	$105,236	$74,857	$74,857	$444	$444

Notes to Financial Statements

February 29, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), formerly AIM Treasurer’s Series Trust, (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.
  The investment objective of each Fund is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.
  Each Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

23        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private

24        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Advisor bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
  Under the terms of a master sub-advisory agreement between the Adviser to each Fund other than Premier U.S. Government Money Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2012, to waive advisory fees equal to 0.07% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio.
  For the six months ended February 29, 2012, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Premier Portfolio	$1,986,367

Premier U.S. Government Money Portfolio	564,020

Premier Tax-Exempt Portfolio	—

  Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended February 29, 2012 are shown below:

	Investor	Institutional
	Class	Class

Premier Portfolio	$—	$—

Premier U.S. Government Money Portfolio	10,715	706,215

Premier Tax-Exempt Portfolio	2,744	75,889

  The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements.
  The Trust has entered into a master distribution agreement with IDI to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

25        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

  The following is a summary of the tiered valuation input levels, as of February 29, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended February 29, 2012, there were no significant transfers between investment levels.

Fund Name	Level 1	Level 2	Level 3	Total

Premier Portfolio	$—	$7,140,683,690	$—	$7,140,683,690

Premier U.S. Government Money Portfolio	—	1,592,668,683	—	1,592,668,683

Premier Tax-Exempt Portfolio	—	326,519,585	—	326,519,585

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 29, 2012, each Fund engaged in transactions with affiliates as listed below:

	Securities	Securities	Net Realized
	Purchases	Sales	Gains/(Losses)

Premier Portfolio	$125,989,686	$42,743,859	$—

Premier U.S. Government Money Portfolio	—	—	—

Premier Tax-Exempt Portfolio	120,342,240	77,888,742	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.
  Certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Funds below had a capital loss carryforward as of August 31, 2011 which expires as follows:

Capital Loss Carryforward*
	Expiration*
	2012	2019

Premier Tax-Exempt Portfolio	$7	$27,081

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

26        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information

Premier Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Investor Class	7,587,941	$7,587,941	35,556,189	$35,556,189

Institutional Class	11,367,548,145	11,367,548,145	24,535,086,841	24,535,086,841

Issued as reinvestment of dividends:
Investor Class	36,105	36,105	57,169	57,169

Institutional Class	311,537	311,537	209,756	209,756

Reacquired:
Investor Class	(18,891,721)	(18,891,721)	(39,173,248)	(39,173,248)

Institutional Class	(9,169,400,446)	(9,169,400,446)	(23,550,314,493)	(23,550,314,493)

Net increase in share activity	2,187,191,561	$2,187,191,561	981,422,214	$981,422,214

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own15% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 70% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

Premier U.S. Government Money Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Investor Class	3,239,446	$3,239,446	11,894,316	$11,894,316

Institutional Class	4,542,430,704	4,542,430,704	5,221,863,328	5,221,863,328

Issued as reinvestment of dividends:
Investor Class	2,213	2,213	5,640	5,640

Institutional Class	97,249	97,249	169,741	169,741

Reacquired:
Investor Class	(5,756,754)	(5,756,754)	(12,822,820)	(12,822,820)

Institutional Class	(4,296,314,428)	(4,296,314,428)	(5,085,050,384)	(5,085,050,384)

Net increase in share activity	243,698,430	$243,698,430	136,059,821	$136,059,821

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 65% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information—(continued)

Premier Tax-Exempt Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Investor Class	933,798	$933,798	5,391,241	$5,391,241

Institutional Class	174,341,032	174,341,032	536,383,084	536,383,084

Issued as reinvestment of dividends:
Investor Class	1,149	1,149	11,735	11,735

Institutional Class	15,604	15,604	242,792	242,792

Reacquired:
Investor Class	(1,413,284)	(1,413,284)	(10,803,840)	(10,803,840)

Institutional Class	(184,949,814)	(184,949,814)	(776,174,595)	(776,174,595)

Net increase (decrease) in share activity	(11,071,515)	$(11,071,515)	(244,949,583)	$(244,949,583)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 90% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Institutional Class
										Ratio of		Ratio of
										expenses		expenses
										to average		to average net		Ratio of net
	Net asset			Net gains		Dividends				net assets		assets without		investment
	value,	Net		(losses) on	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		securities	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		(realized)	operations	income	of period	return(a)	(000s omitted)	absorbed		absorbed		net assets

Premier Portfolio
Six months ended 02/29/12	$1.00	$0.00	(b)	$0.00	$0.00	$0.00	$1.00	0.05%	$7,028,054	0.18	%(c)	0.25	%(c)	0.11	%(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.08	4,829,849	0.20		0.25		0.08
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.10	3,844,870	0.22		0.25		0.11
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	1.00	1.21	3,973,928	0.21		0.28		1.11
Year ended 08/31/08	1.00	0.04		0.00	0.04	(0.04)	1.00	3.80	4,520,142	0.17		0.25		3.62
Year ended 08/31/07	1.00	0.05		(0.00)	0.05	(0.05)	1.00	5.35	3,840,017	0.17		0.25		5.23

Premier U.S. Government Money Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.01	1,569,659	0.09	(c)	0.25	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.02	1,323,445	0.16		0.25		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.05	1,186,446	0.21		0.25		0.05
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	1.00	0.83	1,605,671	0.19		0.26		0.60
Year ended 08/31/08	1.00	0.03		(0.00)	0.03	(0.03)	1.00	3.29	450,419	0.17		0.25		2.60
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	1.00	5.25	10,300	0.17		0.25		5.13

Premier Tax-Exempt Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.01	318,521	0.20	(c)	0.25	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.08	329,114	0.24		0.25		0.08
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.15	568,666	0.25		0.25		0.15
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	1.00	1.13	347,020	0.28		0.28		1.09
Year ended 08/31/08	1.00	0.03		0.00	0.03	(0.03)	1.00	2.66	262,081	0.25		0.25		2.48
Year ended 08/31/07	1.00	0.03		—	0.03	(0.03)	1.00	3.53	50,445	0.25		0.25		3.46

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $5,635,000, $1,596,125 and $319,062 for Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2011, through February 29, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Institutional	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/11)	(02/29/12)[1]	Period[2]	(02/29/12)	Period[2]	Ratio
Premier Portfolio	$1,000.00	$1,000.50	$0.90	$1,023.97	$0.91	0.18%

Premier U.S. Government Money Portfolio	1,000.00	1,000.10	0.45	1,024.42	0.45	0.09

Premier Tax-Exempt Portfolio	1,000.00	1,000.10	0.99	1,023.87	1.01	0.20

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2011, through February 29, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05460 and 033-19862.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

CM-I-TST-SAR-2	Invesco Distributors, Inc.

ITEM 2. CODE OF ETHICS.
As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer (“PEO”) and principal financial officer (“PFO”). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
     Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
     Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
     Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
     Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
     Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
     Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
     None.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	As of March 21, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2012, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

By:	/s/ Karen Dunn Kelley Karen Dunn Kelley
Principal Executive Officer

Date:	May 7, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley Karen Dunn Kelley
Principal Executive Officer

Date:	May 7, 2012

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date:	May 7, 2012

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.